                                                        Pursuant to Rule 497(c)
                                                 File Nos. 2-91302 and 811-4031
Prospectus

[LOGO]                                           Elite Series
                                        Pilgrim America MagnaCap Fund
                                       Pilgrim America High Yield Fund
                                  Pilgrim Government Securities Income Fund

 TWO RENAISSANCE SQUARE, 40 NORTH CENTRAL AVENUE, SUITE 1200, PHOENIX, ARIZONA
                                     85004
                                 (800) 331-1080

The Pilgrim America Funds are a family of diversified, open-end and closed-end investment companies. This Prospectus describes three of the open-end investment company portfolios, also known as mutual funds (the Funds), each of which has its own investment objectives and policies. These three portfolios are referred to as the Elite Series.
                            ------------------------

                                   THE FUNDS

   PILGRIM AMERICA MAGNACAP FUND (MagnaCap Fund) seeks growth of capital, with dividend income as a secondary consideration. In making investments, the Fund also will consider preservation of capital. The Fund seeks to achieve its objectives by investing in common stocks of companies that the investment manager, Pilgrim America Investments, Inc. (Investment Manager), determines are of high quality based upon the selection criteria under its rising dividends standards.

   PILGRIM AMERICA HIGH YIELD FUND (High Yield Fund) seeks high current income as its primary objective. As a secondary objective, the Fund also seeks capital appreciation and, in making any investment decision, will consider the preservation of capital. The Fund seeks to achieve its objectives by investing at least 65% of its assets in higher yielding debt securities, preferred stocks and convertible securities.

   PILGRIM GOVERNMENT SECURITIES INCOME FUND (Government Securities Income
   Fund) seeks high current income, consistent with liquidity and preservation of capital. The Fund seeks to achieve its objective by investing at least 70% of its assets in securities issued or guaranteed by the U.S. Government, or certain of its agencies and instrumentalities.

                         ------------------------------
Each Fund offers three classes of shares, with varying types and amounts of sales and distribution charges. These Pilgrim America Purchase OptionsTM permit you to choose the method of purchasing shares that best suits your investment strategy.

This Prospectus presents information you should know before investing. Please keep it for future reference. A Statement of Additional Information about each Fund, dated October 31, 1996, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus (that is, it is legally considered a part of this Prospectus). This Statement is available free upon request by calling Pilgrim America Group, Inc. (Shareholder Servicing Agent) at (800) 331-1080.

INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING RISK OF LOSS OF PRINCIPAL. THE FUNDS' SHARES ARE NOT OBLIGATIONS, DEPOSITS, OR ACCOUNTS OF A BANK AND ARE NOT GUARANTEED BY A BANK. IN ADDITION, THE FUNDS' SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. MOREOVER, THE HIGHER YIELDING SECURITIES IN WHICH HIGH YIELD FUND WILL INVEST ARE ORDINARILY IN THE LOWER RATING CATEGORIES OF RECOGNIZED RATING AGENCIES OR EQUIVALENT UNRATED SECURITIES, AND ARE COMMONLY KNOWN AS 'JUNK BONDS.' INVESTMENT IN THIS FUND MAY INVOLVE A HIGHER DEGREE OF RISK THAN A FUND THAT INVESTS IN INVESTMENT GRADE SECURITIES. INVESTORS SHOULD ONLY INVEST IN THIS FUND THAT PORTION OF THEIR ASSETS THAT THEY WISH TO COMMIT TO A PORTFOLIO THAT MAY BE ACCOMPANIED BY A HIGH DEGREE OF RISK.
                            ------------------------

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES
  AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
        ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                      THE CONTRARY IS A CRIMINAL OFFENSE.
                            ------------------------

                The date of this Prospectus is October 31, 1996

                             THE FUNDS AT A GLANCE*

               FUND                             OBJECTIVES AND POLICIES                             STRATEGY
  MAGNACAP FUND                      Long term growth of capital with income as a   The Investment Manager selects companies
                                     secondary consideration.                       that meet the 'Rising Dividends'
                                                                                    criteria: consistent dividend increases;
                                     Invests in equity securities that are          substantial dividend increases;
                                     determined to be of high quality by the        reinvested substantial earnings; strong
                                     Investment Manager based upon certain          balance sheets; and attractive prices.
                                     selection criteria.

                                     Normally fully invested.                       Principal risk factors: exposure to
                                                                                    financial and market risks that accompany
                                                                                    an investment in equities. You can expect
                                                                                    fluctuation in the value of the Fund's
                                                                                    portfolio securities and the Fund's
                                                                                    shares.*

  HIGH YIELD FUND                    High level of current income with capital      The Investment Manager selects
                                     appreciation as a secondary objective.         high-yielding fixed income securities
                                                                                    that do not, in its opinion, involve
                                     Invests at least 65% of its assets in a        undue risk relative to the securities'
                                     diversified portfolio of high-yielding debt    return characteristics.
                                     securities commonly referred to as 'junk
                                     bonds.' May also invest up to 35% of its       Principal risk factors: exposure to
                                     total assets in other types of fixed income    financial, market and interest rate risks
                                     securities, preferred and common stocks,       and greater credit risks than with
                                     warrants and other securities.                 higher-rated bonds. You can normally
                                                                                    expect greater fluctuation in the value
                                     Normally fully invested.                       of the Fund's shares than for the
                                                                                    Government Securities Income Fund,
                                                                                    particularly in response to economic
                                                                                    downturns.*

  GOVERNMENT SECURITIES INCOME FUND  High level of current income consistent with   The Investment Manager analyzes various
                                     liquidity and preservation of capital.         U.S. Government securities and selects
                                                                                    those offering the highest yield
                                     Normally invests at least 70% of its assets    consistent with maintaining liquidity and
                                     in securities issued or guaranteed by the      preserving capital.
                                     U.S. Government, or certain of its agencies
                                     and instrumentalities. The Fund does not       Principal risk factors: exposure to
                                     invest in highly leveraging derivatives, such  financial and interest rate risks, and
                                     as swaps, interest-only or principal-only      prepayment risk on mortgage related
                                     stripped mortgage-backed securities or         securities. You can normally expect
                                     interest rate futures contracts.               fluctuation in the value of the Fund's
                                                                                    shares in response to changes in interest
                                     Normally fully invested.                       rates, and relatively little fluctuation
                                                                                    in the absence of such changes.*

  Pilgrim America Investments, Inc. (the Investment Manager) serves as investment manager to each Fund.


  Pilgrim America Investments, Inc. manages and administers over $1.8 billion in assets for the Pilgrim America Funds.

  * This summary description should be read in conjunction with the more complete description of each Fund's investment objectives and policies and the Investment Manager elsewhere in this Prospectus. For information regarding the purchase and redemption of shares of each Fund, refer to the 'Shareholder Guide' below. For information regarding the risk factors of each Fund, refer to 'Investment Practices and Risk Considerations' below.

                              SUMMARY OF EXPENSES

Shares of the Funds are available through independent financial professionals, national and regional brokerage firms and other financial institutions (Authorized Dealers). You may select from three separate classes of shares:
Class A, Class B and Class M.

                        SHAREHOLDER TRANSACTION EXPENSES

                                                                     CLASS A      CLASS B     CLASS M
                                                                     --------    ---------   ---------
Maximum initial sales charge imposed on purchases of MagnaCap Fund
  (as a percentage of offering price).............................   5.75%(1)      None      3.50%(1)
Maximum initial sales charge imposed on purchases of High Yield
  Fund and Government Securities Income Fund (as a percentage of
  offering price).................................................   4.75%(1)      None      3.25%(1)
Maximum contingent deferred sales charge (CDSC) on each fund (at the lower of original purchase price or the redemption
  proceeds).......................................................   None (2)    5.00%(3)      None

The Funds have no redemption fees, exchange fees or sales charges on reinvested dividends.
------------------------
(1) Reduced for purchases of $50,000 and over. See 'Class A Shares: Initial Sales Charge Alternative' and 'Class M Shares: Lower Initial Sales Charge Alternative.'
(2) A CDSC of no more than 1.00% for shares redeemed in the first or second year, depending on the amount of purchase, is assessed on redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. See 'Class A Shares: Initial Sales Charge Alternative.'
(3) Imposed upon redemption within 6 years from purchase. Fee has scheduled reductions after the first year. See 'Class B Shares: Deferred Sales Charge Alternative.'

The percentages shown below reflect the Annual Operating Expenses incurred by the Class A shares of each Fund for the fiscal year ended June 30, 1996 and the Class B and Class M shares of each Fund for the fiscal period July 17, 1995 (commencement of sales) through June 30, 1996. The Annual Operating Expenses for certain Funds are subject to waivers which are described in the footnotes following the table.

       ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                                     TOTAL FUND
                              MANAGEMENT    DISTRIBUTION          OTHER              OPERATING
MAGNACAP FUND                    FEES          FEES(1)           EXPENSES             EXPENSES
---------------------------   -----------   -------------   ------------------   ------------------

Class A....................      0.78%          0.30%             0.60%                1.68%
Class B....................      0.78%          1.00%             0.60%                2.38%
Class M....................      0.78%          0.75%             0.60%                2.13%

                                                                                     TOTAL FUND
                                                                  OTHER              OPERATING
                                                                 EXPENSES             EXPENSES
                              MANAGEMENT    DISTRIBUTION      (AFTER EXPENSE       (AFTER EXPENSE
HIGH YIELD FUND                 FEES(2)        FEES(1)      REIMBURSEMENT)(2)    REIMBURSEMENT)(2)
---------------------------   -----------   -------------   ------------------   ------------------
Class A....................      0.00%          0.25%             0.75%                1.00%
Class B....................      0.00%          1.00%             0.75%                1.75%
Class M....................      0.00%          0.75%             0.75%                1.50%

                                                                                     TOTAL FUND
                                                                  OTHER              OPERATING
                                                                 EXPENSES             EXPENSES
GOVERNMENT SECURITIES         MANAGEMENT    DISTRIBUTION      (AFTER EXPENSE       (AFTER EXPENSE
  INCOME FUND                   FEES(3)      FEES(1)(3)     REIMBURSEMENT)(3)    REIMBURSEMENT)(3)
---------------------------   -----------   -------------   ------------------   ------------------
Class A....................      0.50%          0.25%             0.76%                1.51%
Class B....................      0.50%          1.00%             0.76%                2.26%
Class M....................      0.50%          0.75%             0.76%                2.01%

------------------

(1) As a result of distribution (Rule 12b-1) fees, a long term investor may pay more than the economic equivalent of the maximum sales charge allowed by the Rules of the National Association of Securities Dealers, Inc. (NASD).

(2) High Yield Fund pays the Investment Manager a fee at an annual rate of 0.75% of the average daily net assets of the Fund on the first $25 million of net assets; 0.625% of the average daily net assets over $25 million to $100 million; 0.50% of the average daily net assets over $100 million to $500 million; and 0.40% of the average daily net assets in excess of $500 million. Effective July 1, 1995, the Investment Manager has voluntarily agreed to waive all or a portion of its fees and to reimburse operating expenses of the Fund, excluding distribution fees, interest, taxes, brokerage and extraordinary expenses, so that total operating expenses do not exceed 1.00% for Class A, 1.75% for Class B and 1.50% for Class M shares. This expense limitation will apply until June 30, 1997. Without such waiver, the annualized total fund operating expenses for the fiscal year ended June 30, 1996 would have been 2.19% for Class A, 2.94% for Class B, and 2.69% for Class M.

(3) The Investment Manager has agreed to reimburse the Government Securities

    Income Fund to the extent that the gross operating costs and expenses of the Fund, excluding any interest, taxes, brokerage commissions, amortization of organizational expenses, extraordinary expenses, and distribution (Rule 12b-1) fees on Class B and Class M shares in excess of an annual rate of 0.25% of the average daily net assets of these classes, exceed 1.50% of the Fund's average daily net assets on the first $40 million of net assets and 1.00% of average daily net assets in excess of $40 million for any one fiscal year. For the fiscal year ended June 30, 1996, without such reimbursement, the Fund's operating expenses would have been 1.57% for Class A, 2.41% for Class B, and 2.16% for Class M.

The purpose of the above table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly as a shareholder in a Fund. For more complete descriptions of the various costs and expenses, please refer to 'Shareholder Guide' and 'Management of the Funds.'

                                    EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming (i) 5% annual return and (ii) redemption at the end of the period (unless otherwise noted):

                                                                                              GOVERNMENT SECURITIES
                                MAGNACAP FUND                   HIGH YIELD FUND                    INCOME FUND
                         ----------------------------    -----------------------------    -----------------------------
                          1       3       5      10        1       3       5      10        1       3       5      10
                         YEAR   YEARS   YEARS   YEARS    YEAR    YEARS   YEARS   YEARS    YEAR    YEARS   YEARS   YEARS
                         ----   -----   -----   -----    -----   -----   -----   -----    -----   -----   -----   -----
Class A...............   $ 74   $ 107   $ 144   $ 245     $67     $88    $ 110   $ 173     $62    $  93   $ 126   $ 219
Class B...............     74     104     147     272      68      85      115     206      73      101     141     260
Class B (assuming no
  redemption).........     24      74     127     272      18      55       95     206      23       71     121     260
Class M...............     56      99     145     273      47      78      112     206      52       94     137     259

Use of the assumed 5% return is required by the Securities and Exchange Commission. The example is not an illustration of past or future investment results. This example should not be considered a representation of past or future expenses; actual expenses may be more or less than those shown.

                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

The following tables present condensed financial information about each Fund. The tables present historical information based upon a share outstanding through each Fund's fiscal year. This information has been derived from the financial statements that are in the Annual Report dated as of June 30, 1996 for MagnaCap Fund, High Yield Fund, and Government Securities Income Fund. For the periods ended June 30, 1996 and 1995 for MagnaCap Fund and Government Securities Income Fund and for the fiscal year ended June 30, 1996 and the eight-month period ended June 30, 1995 for High Yield Fund, the information in the tables below has been audited by KPMG Peat Marwick LLP, independent auditors. For all periods ending prior to July 1, 1994, for MagnaCap Fund and Government Securities Income Fund, and all periods ending prior to November 1, 1994, for High Yield Fund, the financial information was audited by another independent auditor. Information for High Yield Fund for the fiscal years ended October 31, 1986 through October 31, 1989 was not included in such Fund's 1994 financial statements. Further information about each Fund's performance is contained in that Fund's Annual Report, which may be obtained without charge.

                                 MAGNACAP FUND

                                                FOR THE PERIOD
                                FOR THE      JULY 17, 1995(A) TO
                              YEAR ENDED        JUNE 30, 1996                            YEAR ENDED JUNE 30,
                             JUNE 30, 1996   --------------------      --------------------------------------------------------
                                CLASS A      CLASS B      CLASS M      1995(B)       1994        1993        1992        1991
                             -------------   -------      -------      --------    --------    --------    --------    --------
PER SHARE OPERATING
  PERFORMANCE
Net asset value,
  beginning of period......    $   14.03     $ 14.22      $ 14.22      $  12.36    $  12.05    $  11.98    $  10.93    $  10.74
Income from investment
  operations:
  Net investment income....         0.09        0.06         0.08          0.12        0.15        0.14        0.13        0.20
  Net realized and
    unrealized gain (loss)
    on investments.........         2.87        2.61         2.63          2.29        0.89        0.82        1.16        0.33
                             -------------   -------      -------      --------    --------    --------    --------    --------
    Total from investment
      operations...........         2.96        2.67         2.71          2.41        1.04        0.96        1.29        0.53
                             -------------   -------      -------      --------    --------    --------    --------    --------
Less distributions from:
  Net investment income....         0.06        0.06         0.06          0.14        0.14        0.12        0.24        0.16
  Realized gains on
    investments............         0.24        0.24         0.24          0.60        0.59        0.77          --        0.18
                             -------------   -------      -------      --------    --------    --------    --------    --------
    Total distributions....         0.30        0.30         0.30          0.74        0.73        0.89        0.24        0.34
                             -------------   -------      -------      --------    --------    --------    --------    --------

Net asset value, end of
  period...................    $   16.69     $ 16.59      $ 16.63      $  14.03    $  12.36    $  12.05    $  11.98    $  10.93
                             -------------   -------      -------      --------    --------    --------    --------    --------
                             -------------   -------      -------      --------    --------    --------    --------    --------
TOTAL RETURN(C)............        21.31%      18.98%       19.26%        20.61%       9.13%       8.21%      11.93%       5.21%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (in thousands)...........    $ 235,393     $10,509      $ 1,961      $211,330    $190,435    $197,250    $196,861    $199,892
Ratios to average net
  assets:
  Expenses.................         1.68%       2.38%(d)     2.13%(d)      1.59%       1.53%       1.53%       1.60%       1.50%
  Net investment income....         0.54%       0.07%(d)     0.32%(d)      0.98%       1.16%       1.09%       1.20%       2.00%
Portfolio turnover rate....           15%         15%          15%            6%          7%         36%         49%        182%

                                          YEAR ENDED JUNE 30,
                             --------------------------------------------
                               1990        1989        1988        1987
                             --------    --------    --------    --------
                             <
PER SHARE OPERATING
  PERFORMANCE
Net asset value,
  beginning of period......  $  10.52    $   9.12    $  11.56    $  10.66
Income from investment
  operations:
  Net investment income....      0.15        0.17        0.15        0.18
  Net realized and
    unrealized gain (loss)
    on investments.........      1.24        1.39       (0.74)       1.21
                             --------    --------    --------    --------
    Total from investment
      operations...........      1.39        1.56       (0.59)       1.39
                             --------    --------    --------    --------
Less distributions from:
  Net investment income....      0.17        0.16        0.12        0.26
  Realized gains on
    investments............      1.00          --        1.73        0.23
                             --------    --------    --------    --------
    Total distributions....      1.17        0.16        1.85        0.49
                             --------    --------    --------    --------
Net asset value, end of
  period...................  $  10.74    $  10.52    $   9.12    $  11.56
                             --------    --------    --------    --------
                             --------    --------    --------    --------
TOTAL RETURN(C)............     13.84%      17.32%      (6.64)%     13.72%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (in thousands)...........  $224,059    $204,552    $211,064    $243,729
Ratios to average net
  assets:
  Expenses.................      1.50%       1.60%       1.50%       1.40%
  Net investment income....      1.40%       1.80%       1.60%       1.70%
Portfolio turnover rate....        12%        129%        206%        127%


------------------
(a) Commencement of offering of shares.
(b) Pilgrim America Investments, Inc., the Fund's Investment Manager, acquired certain assets of Pilgrim Management Corporation, the Fund's former Investment Manager, in a transaction that closed on April 7, 1995.
(c) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return information for less than one year is not annualized.
(d) Annualized.

                                HIGH YIELD FUND

                                                                FOR THE PERIOD JULY
                                                FOR THE         17, 1995(A) TO JUNE        EIGHT MONTHS
                                              YEAR ENDED              30, 1996                ENDED         YEAR ENDED OCTOBER 31,
                                             JUNE 30, 1996     ----------------------        JUNE 30,        --------------------
                                                CLASS A        CLASS B        CLASS M       1995(B)(C)        1994         1993
                                             -------------     -------        -------      ------------      -------      -------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period.....       $  6.15        $  6.20        $ 6.20         $   5.95        $  6.47      $  5.77
Income (loss) from investment operations:
 Net investment income...................          0.59           0.48          0.50             0.35           0.54         0.53
 Net realized and unrealized gain (loss)
   on investments........................          0.16           0.14          0.14             0.21          (0.51)        0.70
                                             -------------     -------        -------      ------------      -------      -------
   Total from investment operations......          0.75           0.62          0.64             0.56           0.03         1.23
                                             -------------     -------        -------      ------------      -------      -------
Less distributions from:
 Net investment income...................          0.54           0.46          0.48             0.36           0.55         0.53
 Realized gains on investments...........            --             --            --               --             --           --
                                             -------------     -------        -------      ------------      -------      -------
   Total distributions...................          0.54           0.46          0.48             0.36           0.55         0.53
                                             -------------     -------        -------      ------------      -------      -------
Net asset value, end of period...........       $  6.36        $  6.36        $ 6.36         $   6.15        $  5.95      $  6.47
                                             -------------     -------        -------      ------------      -------      -------
                                             -------------     -------        -------      ------------      -------      -------
TOTAL RETURN(D)..........................         12.72%         10.37%         10.69%           9.77%          0.47%       22.12%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
 (in thousands)..........................       $18,691        $ 2,374        $1,243         $ 15,950        $16,046      $18,797
Ratios to average net assets:
 Expenses................................          1.00%(e)       1.75%(e)(f)   1.50%(e)(f)       2.25%(f)(g)    2.00%(g)    2.02%
 Net investment income...................          9.46%(e)       9.02%(e)(f)   9.41%(e)(f)       8.84%(f)(g)    8.73%(g)    8.36%
Portfolio turnover rate..................           339%           339%          339%              166%           192%        116%

                                                                  YEAR ENDED OCTOBER 31,
                                           -------------------------------------------------------------------
                                            1992        1991        1990        1989        1988        1987
                                           -------     -------     -------     -------     -------     -------
                                             <
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period.....  $  5.70     $  5.03     $  6.46     $  7.29     $  7.25     $  8.15
Income (loss) from investment operations:
 Net investment income...................     0.63        0.66        0.82        0.88        0.89        0.95
 Net realized and unrealized gain (loss)
   on investments........................     0.07        0.74       (1.40)      (0.80)       0.03       (0.89)
                                           -------     -------     -------     -------     -------     -------
   Total from investment operations......     0.70        1.40       (0.58)       0.08        0.92        0.06
                                           -------     -------     -------     -------     -------     -------
Less distributions from:

 Net investment income...................     0.63        0.68        0.85        0.91        0.88        0.96
 Realized gains on investments...........       --        0.05          --          --          --          --
                                           -------     -------     -------     -------     -------     -------
   Total distributions...................     0.63        0.73        0.85        0.91        0.88        0.96
                                           -------     -------     -------     -------     -------     -------
Net asset value, end of period...........  $  5.77     $  5.70     $  5.03     $  6.46     $  7.29     $  7.25
                                           -------     -------     -------     -------     -------     -------
                                           -------     -------     -------     -------     -------     -------
TOTAL RETURN(D)..........................    12.65%      30.00%     (10.08)%      0.94%      13.54%       0.36%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
 (in thousands)..........................  $17,034     $23,820     $21,598     $31,356     $41,910     $56,523
Ratios to average net assets:
 Expenses................................     2.03%       1.89%       1.75%       1.79%       1.46%       1.34%
 Net investment income...................    10.93%      12.40%      14.11%      12.61%      12.20%      11.68%
Portfolio turnover rate..................      193%        173%        183%        210%         80%        114%

------------------

(a) Commencement of offering of shares.

(b) Pilgrim America Investments, Inc., the Fund's Investment Manager, acquired certain assets of Pilgrim Management Corporation, the Fund's former Investment Manager, in a transaction that closed on April 7, 1995.

(c) Effective November 1, 1994, High Yield Fund changed its year end to June 30.

(d) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return information for less than one year is not annualized.

(e) Prior to the waiver and reimbursement of expenses for the period ended June 30, 1996, the annualized ratio of expenses to average net assets was 2.19%, 2.94% and 2.69% for Class A, B and M shares, respectively. Prior to the waiver and reimbursement of expenses for the period ended June 30, 1996, the annualized ratio of net investment income to average net assets was 8.27%, 8.05% and 8.51% for Class A, B and M shares, respectively.

(f) Annualized.

(g) Prior to the waiver of expenses, the annualized ratio of expenses to average net assets was 2.35% in 1995 and 2.07% in 1994. Prior to the waiver of expenses, the annualized ratio of net investment income to average net assets was 8.74% in 1995 and 8.66% in 1994.

                       GOVERNMENT SECURITIES INCOME FUND*

                                                                 FOR THE PERIOD
                                                FOR THE        JULY 17, 1995(A) TO
                                              YEAR ENDED          JUNE 30, 1996                      YEAR ENDED JUNE 30,
                                             JUNE 30, 1996    ---------------------       -----------------------------------------
                                                CLASS A       CLASS B       CLASS M       1995(B)       1994      1993(C)    1992
                                             -------------    -------       -------       -------      -------    -------   -------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period........    $ 12.97       $ 12.95       $ 12.95       $ 12.73      $ 13.96    $ 13.76   $ 13.76
Income (loss) from investment operations:
  Net investment income.....................       0.75          0.66          0.68          0.84         0.84       1.13      1.19
  Net realized and unrealized
    gain (loss) on investments..............      (0.32)        (0.37)        (0.36)         0.24        (1.17)      0.18        --
                                             -------------    -------       -------       -------      -------    -------   -------
    Total from investment operations........       0.43          0.29          0.32          1.08        (0.33)      1.31      1.19
                                             -------------    -------       -------       -------      -------    -------   -------
Less distributions from:
  Net investment income.....................       0.75          0.65          0.68          0.84         0.90       1.11      1.19
  Tax return of capital.....................       0.06            --            --            --           --         --        --
                                             -------------    -------       -------       -------      -------    -------   -------
    Total distributions.....................       0.81          0.65          0.68          0.84         0.90       1.11      1.19
                                             -------------    -------       -------       -------      -------    -------   -------
Net asset value, end of period..............    $ 12.59       $ 12.59       $ 12.59       $ 12.97      $ 12.73    $ 13.96   $ 13.76
                                             -------------    -------       -------       -------      -------    -------   -------
                                             -------------    -------       -------       -------      -------    -------   -------
TOTAL RETURN(D).............................       3.34%         2.25%         2.52%         8.96%       (2.50)%     9.82%     8.98%

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (thousands).....    $38,753       $    73       $    24       $43,631      $61,100    $87,301   $96,390
Ratios to average net assets:
  Expenses..................................       1.51%(e)      2.26%(e)(f)    2.01%(e)(f)    1.40%(g)   1.21%      1.12%     1.10%
  Net investment income.....................       5.84%(e)      4.98%(e)(f)    5.73%(e)(f)    6.37%(g)   6.44%      8.06%     8.59%
Portfolio turnover rate.....................        170%          170%          170%          299%        402%        466%      823%

                                                              YEAR ENDED JUNE 30,
                                              ----------------------------------------------------
                                                1991       1990       1989       1988       1987
                                              --------   --------   --------   --------   --------
                                             <
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period........  $  13.79   $  14.23   $  14.23   $  14.51   $  15.15
Income (loss) from investment operations:
  Net investment income.....................      1.25       1.25       1.31       1.34       1.40
  Net realized and unrealized
    gain (loss) on investments..............     (0.03)     (0.38)      0.02      (0.25)     (0.62)
                                              --------   --------   --------   --------   --------
    Total from investment operations........      1.22       0.87       1.33       1.09       0.78
                                              --------   --------   --------   --------   --------
Less distributions from:

  Net investment income.....................      1.25       1.31       1.33       1.37       1.42
  Tax return of capital.....................        --         --         --         --         --
                                              --------   --------   --------   --------   --------
    Total distributions.....................      1.25       1.31       1.33       1.37       1.42
                                              --------   --------   --------   --------   --------
Net asset value, end of period..............  $  13.76   $  13.79   $  14.23   $  14.23   $  14.51
                                              --------   --------   --------   --------   --------
                                              --------   --------   --------   --------   --------
TOTAL RETURN(D).............................      9.27%      6.51%     10.10%      8.00%      5.24%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (thousands).....  $110,674   $122,212   $144,769   $183,979   $288,024
Ratios to average net assets:
  Expenses..................................      1.14%      1.14%      1.06%      0.98%      0.93%
  Net investment income.....................      9.09%      9.02%      9.45%      9.50%      9.16%
Portfolio turnover rate.....................       429%       448%       537%       360%       433%

------------------

(a) Commencement of offering of shares.

(b) Pilgrim America Investments, Inc., the Fund's Investment Manager, acquired certain assets of Pilgrim Management Corporation, the Fund's former Investment Manager, in a transaction that closed on April 7, 1995.

(c) During this period, average daily borrowings were $11,038,044, average monthly shares outstanding were 6,429,755 and average daily borrowings per share were $1.72. The Fund earned income and realized capital gains as a result of entering into reverse repurchase agreements during the six months from July to December 1992. Such transactions constituted borrowing transactions and, as a result, the Fund exceeded its 10% borrowing limitations during that period. Therefore, the Fund's performance was higher than it would have been had the Fund adhered to its investment restrictions. This borrowing technique was discontinued subsequent to December 1992 until April 4, 1995, when shareholders approved a change in the Fund's investment policies.

(d) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return information for less than one year is not annualized.

(e) Prior to the waiver and reimbursement of expenses for the period ended June 30, 1996, the annualized ratio of expenses to average net assets was 1.57%, 2.41% and 2.16% for Class A, B and M shares, respectively. Prior to the waiver and reimbursement of expenses for the period ended June 30, 1996, the annualized ratio of net investment income to average net assets was 5.74%, 4.83% and 5.58% for Class A, B and M shares, respectively.

(f) Annualized.

(g) Prior to the waiver of expenses the ratio of expenses to average net assets was 1.54% and the ratio of net investment income to average net assets was 6.23%.


* Prior to April 4, 1995, the Fund had an investment policy of normally investing at least 70% of its assets in Government National Mortgage Association (GNMA) certificates. Effective April 4, 1995, the Fund's policy changed to normally investing at least 70% of its assets in securities issued or guaranteed by the U.S. Government, or certain of its agencies and instrumentalities.

                 THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES

MAGNACAP FUND. This Fund's objective is growth of capital, with dividend income as a secondary consideration. In selecting investments for the Fund, preservation of capital is also an important consideration. The Fund normally seeks to achieve its objectives by investing in equity securities issued by companies that the Investment Manager determines are of high quality based upon selection criteria described below. These companies tend to be leaders in their respective industries and command a high market share. The equity securities in which the Fund may invest include common stocks, securities convertible into common stocks, rights or warrants to subscribe for or purchase common stocks, repurchase agreements and foreign securities (including American Depository Receipts (ADRs)). Traditionally, the Fund has invested exclusively in common stocks and cash equivalents and it is anticipated that the Fund normally will be invested as fully as practicable in equity securities in accordance with its investment policies. Assets of the Fund not invested in equity securities may be invested in high-quality debt securities, as described in 'Investment Techniques--Temporary Defensive and Other Short-Term Positions.' In a period that the Investment Manager believes presents weakness in the stock market or in economic conditions, the Fund may establish a defensive position to attempt to preserve capital and increase its investment in these instruments.

MagnaCap Fund is managed in accordance with the Rising Dividends Philosophy that the Investment Manager has employed in evaluating companies for the Fund since 1979. The Investment Manager generally requires that portfolio companies meet the following criteria:

1. CONSISTENT DIVIDEND INCREASES. A company must have increased its dividend at least eight out of the last ten years with no year showing a decrease.

2. SUBSTANTIAL DIVIDEND INCREASES. A company must have increased its dividend at least 100% over the past ten years.

3. REINVESTED EARNINGS. Dividend payout must be less than 65% of current earnings.

4. STRONG BALANCE SHEET. Long-term debt should be no more than 25% of total capitalization.

5. ATTRACTIVE PRICE. The current price should be in the lower half of the stock's price/earnings ratio range for the past ten years.

While the Investment Manager also considers other factors in selecting investments for the Fund, it believes that companies with a pattern of rising dividends will help the Fund attain its principal objective of growth of capital. Historically, regulated utility companies generally have met the Fund's investment philosophy and the Fund has invested in utility companies with long-term debt in excess of 25% of total capitalization. MagnaCap Fund may not invest more than 5% of its total assets in the securities of companies which, including predecessors, have not had a record of at least three years of continuous operations, and it may not invest in any restricted securities.

HIGH YIELD FUND.  This Fund's primary investment objective is to seek a high level of current income and its secondary objective is capital appreciation, with preservation of capital as a consideration. The Fund normally seeks to achieve its objectives by investing at least 65% of its assets in a diversified portfolio of higher yielding debt securities, including preferred stock and convertible securities (High Yield Securities),that do not in the opinion of the Investment Manager involve undue risk relative to their expected return characteristics. High Yield Securities, which are commonly known as junk bonds, are ordinarily lower rated and include equivalent unrated securities.

Assets of the Fund not invested in High Yield Securities may be invested (ordinarily not to exceed 35% of the Fund's assets) in common stocks; preferred stocks rated Baa or better by Moody's Investor Services, Inc. (Moody's) or BBB or better by Standard and Poor's Corporation (S&P); debt obligations of all types rated Baa or higher by Moody's or BBB or better by S&P; U.S. Government securities; warrants; foreign debt securities of any rating (not to exceed 10% of the Fund's total assets at the time of investment); money market instruments, including repurchase agreements on U.S. Government securities; other mortgage-related securities; financial futures and related options; and participation interests and assignments in floating rate loans and notes. See 'Investment Practices and Risk Considerations--High Yield Securities' for information on High Yield Securities.

GOVERNMENT SECURITIES INCOME FUND. This Fund's investment objective is to seek high current income, consistent with liquidity and preservation of capital. The Fund normally seeks to achieve its objectives by investing at least 70% of its total assets in securities issued or guaranteed by the U.S. Government and the following agencies or instrumentalities of the U.S. Government: GNMA, Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Association (FHLMC). The 70% threshold may not be met due to changes in value of the Fund's portfolio or due to the sale of portfolio securities due to redemptions. In such instances, further purchases by the Fund will be of U.S. Government securities until the 70% level is restored. The remainder of the Fund's assets may be invested in securities issued by other agencies and instrumentalities of the U.S. Government and in instruments collateralized by securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

The U.S. Government securities in which the Fund may invest include, but are not limited to, the following: (1) direct obligations of the U.S. Treasury including Treasury bills (maturities of one year or less), Treasury notes (maturities of one to ten years), and Treasury bonds (generally maturities of greater than ten years and up to 30 years), and (2) mortgage-backed securities that are issued or guaranteed by GNMA, FNMA, or FHLMC. The Fund may invest in short-term, intermediate-term and long term U.S. Government securities. The Investment Manager will determine the exact composition and weighted average maturity of the Fund's portfolio on the basis of its judgment of existing market conditions. The Fund does not invest in highly leveraged derivatives, such as swaps, interest-only or principal-only stripped mortgage-backed securities, or interest rate futures contracts.

                  INVESTMENT PRACTICES AND RISK CONSIDERATIONS


The following pages contain information about certain types of securities in which the Funds may invest and strategies the Funds may employ in pursuit of the investment objectives. See the Statement of Additional Information of each Fund for more detailed information on these investment techniques and the securities in which the Funds may invest.

CONSIDERATIONS BEFORE INVESTING. The investment objectives and policies of the Funds described above should be carefully considered before investing. There is no assurance that a Fund will achieve its investment objectives. As with any security, an investment in a Fund's shares involves certain risks, including loss of principal. The Funds are subject to varying degrees of financial, market and credit risks.

HIGH YIELD SECURITIES. High Yield Fund will invest in High Yield Securities, which are high yield/high risk debt securities that are rated lower than Baa by Moody's or BBB by S&P, or if not rated by Moody's or S&P, of equivalent quality. High Yield Securities often are referred to as 'junk bonds' and include certain corporate debt obligations, higher yielding preferred stock and mortgage-related securities, and securities convertible into the foregoing. Investments in High Yield Securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. Generally, the Fund will invest in securities rated no lower than B by Moody's or S&P, unless the Investment Manager believes the financial condition of the issuer or other available protections reduce the risk to the Fund. For example, the Fund may invest in such a security if the Investment Manager believes the issuer's assets are sufficient for the issuer to repay its outstanding obligations. Nevertheless, the Fund may invest in securities rated C or D if the Investment Manager perceives greater value in these securities than it believes is reflected in such securities' prevailing market price.

High Yield Securities are not considered to be investment grade. They are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of High Yield Securities have been found to be less sensitive to interest-rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in High Yield Securities prices. In the case of High Yield Securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash.

The secondary market in which High Yield Securities are traded is generally less liquid than the market for higher grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which the Fund could sell a High Yield Security, and could adversely affect the daily net asset value of the Fund's shares. At times of less liquidity, it may be more difficult to value High Yield Securities because this valuation may require more research, and elements of judgment may play a greater role in the valuation since there is less reliable, objective data available. In pursuing the Fund's objectives, the Investment Manager seeks to identify situations in which the rating agencies have not fully perceived the value of the security.

Based upon the weighted average ratings of all High Yield Securities held during High Yield Fund's most recent fiscal year ended June 30, 1996, the percentage of the Fund's total High Yield Securities represented by (1) High Yield Securities rated by a nationally recognized statistical rating organization, separated into each applicable rating category (Aaa, Baa, Ba, B, Caa, or Ca by Moody's or AAA, BBB, BB, B, CCC, or CC by S&P) by monthly dollar-weighted average is AAA--0%, BBB--0%, BB--22.67%, B--68.25%, CCC--3.51%, and CC--0%, respectively, and (2)
unrated High Yield Securities as a group--5.57%.

The following are excerpts from Moody's description of its bond ratings:
Ba--judged to have speculative elements; their future cannot be considered as well assured. B--generally lack characteristics of the desirable investment. Caa--are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca--speculative in a high degree; often in default. C--lowest rate class of bonds; regarded as having extremely poor prospects. Moody's also applies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking towards the lower end of the category. The following are excerpts from S&P's description of its bond ratings: BB, B, CCC, CC, C--predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation; BB indicates the lowest degree of speculation and C the highest. S&P applies indicators '+,' no character, and '-' to its rating categories. The indicators show relative standing within the major rating categories.

INTERNATIONAL SECURITIES. MagnaCap Fund may invest up to 5% of its total assets in certain foreign securities (including ADRs). High Yield Fund may invest up to 10% of its total assets in debt obligations (including preferred stocks) issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank) and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities, including ADRs. These securities may be denominated in either U.S. dollars or in non-U.S. currencies. There are certain risks in owning foreign securities, including those resulting from: (i) fluctuations in currency exchange rates; (ii) devaluation of currencies; (iii) political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; (iv) reduced availability of public information concerning issuers; (v) accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; and (vi) limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends.

MORTGAGE-RELATED SECURITIES. Government Securities Income Fund may invest up to 100% of its assets in certain types of mortgage-related securities. High Yield Fund may invest up to 35% of its total assets in mortgage-related securities.

Investments in mortgage-related securities involve certain risks. Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because (1) the mortgages will be subject to normal principal amortization, and (2) may be prepaid prior to maturity due to the sale of the underlying property, the refinancing of the loan or foreclosure. Prepayment rates vary widely and cannot be accurately predicted. They may be affected by changes in market interest rates. Therefore, prepayments will be reinvested at rates that are available upon receipt, which likely will be higher or lower than the original yield on the certificates. Accordingly, the actual maturity and realized yield on mortgage-backed securities will vary from the designated maturity and yield on the original security based upon the prepayment experience of the underlying pool of mortgages.

In periods of declining interest rates, prices of fixed income securities tend to rise. However, during such periods, the rate of prepayment of mortgages underlying mortgage-related securities tends to increase, with the result that these prepayments must be reinvested at lower rates. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Fund. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

RESTRICTED AND ILLIQUID SECURITIES. High Yield Fund may invest up to 15% of its net assets in restricted and illiquid securities. The Fund may invest in an illiquid or restricted security if the Investment Manager believes that it presents an attractive investment opportunity. Generally, a security is considered illiquid if it cannot be disposed of within seven days. This illiquidity might prevent the sale of the security at a time when the Investment Manager might wish to sell, and these securities could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring the Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount the Fund could realize upon disposition. Restricted securities, including private placements, are subject to legal or contractual restrictions on resale. They can be eligible for purchase without Securities and Exchange Commission registration by certain institutional investors known as 'qualified institutional buyers,' and under the Fund's procedures, restricted securities could be treated as liquid. However, some restricted securities may be illiquid and restricted securities that are treated as liquid could be less liquid than registered securities traded on established secondary markets. The Fund also may be subject to a more restrictive limitation on its investment in illiquid securities as required by the securities laws of certain states.

U.S. GOVERNMENT SECURITIES. Each Fund may invest in U.S. Government securities. U.S. Government securities include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes and bonds) and obligations directly issued or guaranteed by U.S. Government agencies or instrumentalities. Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the U.S. Government (such as GNMA certificates); others are backed only by the right of the issuer to borrow from the U.S. Treasury (such as obligations of FNMA); and still others are backed only by the credit of the instrumentality (such as obligations of FHLMC), and thus may be subject to varying degrees of credit risk. While U.S. Government securities provide substantial protection against credit risk, they do not protect investors against price declines in the securities due to changing interest rates. Investors also should refer to the discussion of 'Mortgage-Related Securities.'

BORROWING. The Funds may borrow from banks solely for temporary or emergency purposes up to certain amounts (10% of net assets in the case of Government Securities Income Fund, 5% of net assets in the case of MagnaCap Fund and High Yield Fund). Government Securities Income Fund may not make any additional investment while any such borrowings exceed 5% of its total assets. The Government Securities Income Fund's entry into reverse repurchase agreements and dollar-roll transactions and any Fund's entry into delayed delivery transactions (including those related to pair-offs) shall not be subject to the above limits on borrowings. Borrowing may exaggerate the effect on net asset value (NAV) of any increase or decrease in the NAV of a Fund, and money borrowed will be subject to interest costs.

DOLLAR ROLL TRANSACTIONS. Government Securities Income Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC in order to enhance portfolio returns and manage prepayment risks. In a dollar roll transaction, the Fund sells a mortgage security held in the portfolio to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the sold security. When it enters into a dollar roll transaction, the Fund will maintain with its custodian in a segregated account cash and/or liquid assets in a dollar amount sufficient to make payment for the obligations to be repurchased. These securities are marked to market daily and are maintained until the transaction is settled.

LENDING PORTFOLIO SECURITIES. In order to generate additional income, each Fund may lend its portfolio securities in an amount up to 33 1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. No lending may be made with any companies affiliated with the Investment Manager. The borrower at all times during the loan must maintain with that Fund cash or high quality securities or an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities, and the Fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

PAIRING OFF TRANSACTIONS. Government Securities Income Fund engages in a pairing-off transaction when it commits to purchase a security at a future date, and then the Fund 'pairs-off' the purchase with a sale of the same security prior to or on the original settlement date. At all times when the Fund has an outstanding commitment to purchase securities, the Fund will maintain with its custodian in a segregated account cash and/or liquid assets equal to the value of the outstanding purchase commitments. When the time comes to pay for the securities acquired on a delayed delivery basis, the Fund will meet its obligations from the available cash flow, sale of the securities held in the separate account, sale of other securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). Whether a pairing-off transaction produces a gain for the Fund depends upon the movement of interest rates. If interest rates decease, then the money received upon the sale of the same security will be greater than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a gain. However, if interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss.

REVERSE REPURCHASE AGREEMENTS. Government Securities Income Fund may enter into reverse repurchase agreement transactions, which involve the sale of U.S. Government Securities held by the Fund, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. The Fund will employ reverse repurchase agreements when necessary to meet unanticipated net redemptions and avoid liquidation of portfolio investments during unfavorable market conditions. At the time it enters into a reverse repurchase agreement, the Fund will place in a segregated account with its custodian cash and/or liquid assets having a dollar value equal to the repurchase price. Reverse repurchase agreements, together with the Fund's other borrowings, may not exceed 33 1/3% of the Fund's total assets.

USE OF DERIVATIVES. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. The Funds will not invest in highly leveraging derivatives, such as interest-only or principal-only stripped mortgage-backed securities or swaps. Government Securities Income Fund and High Yield Fund may invest in U.S. Government agency mortgage-backed securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, including GNMA, FNMA, and FHLMC. These instruments might be considered derivatives. The primary risks associated with these instruments is the risk that their value will change with changes in interest rates and prepayment risk. For information on mortgage-backed securities, see 'Investment Practices and Risk Considerations--Mortgage-Related Securities' in this Prospectus, 'Investment Objective and Policies--U.S. Government Securities' in Government Securities Income Fund's Statement of Additional Information, and 'Investment Objectives and Policies--Mortgage-Related Securities' in High Yield Fund's Statement of

Additional Information.

Other uses of derivatives that may be employed only by High Yield Fund include writing covered call options; purchasing call options; and engaging in financial futures and related options. It is expected that these instruments ordinarily will not be used for High Yield Fund; however, the Fund may make occasional use of these techniques. When the Fund writes a covered call option, it receives a premium for entering into a contract to sell a security in the future at an agreed upon price and date. The Fund would write a call option if it believes that the premium would increase total return. The primary risk of writing call options is that, during the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price. The Fund may purchase call options for the purpose of 'closing out' a position on a security on which it has already written a call option.

High Yield Fund also may use financial futures contracts and related options for 'hedging' purposes. The Fund would purchase a financial futures contract (such as an interest rate futures contract or securities index futures contract) to protect against a decline in the value of its portfolio or to gain exposure to securities which the Fund otherwise wishes to purchase. A risk of using financial futures contracts for hedging purposes is that the Investment Manager might imperfectly judge the market's direction, so that the hedge might not correlate to the market's movements and may be ineffective. Furthermore, if the Fund buys a futures contract to gain exposure to securities, the Fund is exposed to the risk of change in the value of the underlying securities. For information on options on securities and financial futures and related options, see 'Investment Objectives and Policies--Option Writing' and '--Financial Futures Contracts and Related Options' in High Yield Fund's Statement of Additional Information.

TEMPORARY DEFENSIVE AND OTHER SHORT-TERM POSITIONS. Each Fund's assets may be invested in certain short-term, high-quality debt instruments for the following purposes: (i) to meet anticipated day-to-day operating expenses; (ii) pending the Investment Manager's ability to invest cash inflows; (iii) to permit a Fund to meet redemption requests; and (iv) for temporary defensive purposes. The short-term instruments in which MagnaCap and High Yield Funds may invest include: (i) short-term obligations of the U.S. Government, foreign governments and their agencies, instrumentalities, authorities or political subdivisions;
(ii) other high-quality short-term debt securities; (iii) commercial paper, including master notes; (iv) bank obligations, including certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. The short-term instruments in which the Government Securities Income Fund may invest include short-term U.S. Government Securities and repurchase agreements on U.S. Government Securities.

ALL FUNDS: DIVERSIFICATION AND CHANGES IN POLICIES

Each Fund is diversified, so that with respect to 75% of its assets, it may not invest more than 5% of its assets (measured at market value at the time of investment) in securities of any one issuer, except that this restriction does not apply to U.S. Government securities.


The first sentence in the description of each Fund under 'The Funds' Investment Objectives and Policies,' above, states the Fund's investment objectives. These investment objectives are 'fundamental.' The other investment policies of Government Securities Income Fund described in the first paragraph under 'The Funds' Investment Objectives and Policies,'--'Government Securities Income Fund' are also 'fundamental.' Fundamental policies may only be changed with the approval of a majority of shareholders of the pertinent Fund. Other investment policies of any of the Funds may be changed by the Board of Directors of that Fund. Each Fund is subject to investment restrictions that are described in that Fund's Statement of Additional Information under 'Investment Restrictions.' Some of those restrictions are designated as 'fundamental.' These fundamental restrictions as well as the diversified status of each Fund require a vote of a majority of the shareholders of the relevant Fund to be changed.

                               SHAREHOLDER GUIDE

PILGRIM AMERICA PURCHASE OPTIONS(Trademark)

You may select from three separate classes of shares: Class A, Class B and Class M, each of which represents an identical interest in a Fund's investment portfolio but are offered with different sales charges and distribution fee (Rule 12b-1) arrangements. These sales charges and fees are shown and contrasted in the chart below.

                                                             CLASS A       CLASS B       CLASS M
                                                            ----------    ----------    ----------
Maximum Sales Charge on Purchases of MagnaCap Fund (1)...        5.75%          None         3.50%
Maximum Sales Charge on Purchases of High Yield Fund and
  Government Securities Income Fund (1)..................        4.75%          None         3.25%
CDSC.....................................................      None(2)      5.00%(3)          None
Annual Distribution Fees (4).............................     0.25%(5)         1.00%         0.75%
Maximum Purchase.........................................    Unlimited    $  250,000    $1,000,000
Automatic Conversion to Class A..........................          N/A       8 Years           N/A

     ----------------------------
     (1) Imposed upon purchase. Reduced for purchases of $50,000 or more.
     (2) For investments of $1 million or more, a CDSC of no more than 1% is assessed on redemptions made within one or two years from purchase, depending on the amount of purchase. See 'Class A
         Shares: Initial Sales Charge Alternative.'
     (3) Imposed upon redemption within 6 years from purchase. Fee has scheduled reductions after the first year. See 'Class B Shares:
         Deferred Sales Charge Alternative.'
     (4) Annual asset-based distribution charge.
     (5) MagnaCap Fund imposes an annual distribution fee of 0.30%.

When choosing between classes, investors should carefully consider the ongoing annual expenses along with the initial sales charge or CDSC. The relative impact of the initial sales charges and ongoing annual expenses will depend on the length of time a share is held. Orders for Class B shares and Class M shares in excess of $250,000 and $1,000,000, respectively, will be accepted as orders for Class A shares or declined. You should discuss which Class of shares is right for you with your Authorized Dealer.

CLASS A SHARES: INITIAL SALES CHARGE ALTERNATIVE. Class A shares of the Funds are sold at the NAV per share in effect plus a sales charge as described in the following table. For waivers or reductions of the Class A shares sales charges, see 'Special Purchases without a Sales Charge' and 'Reduced Sales Charges.'

                                 MAGNACAP FUND
----------------------------------------------------------------------------------------------------------

                                                                                                 DEALERS'
                                                                                              REALLOWANCE AS
                                                           AS A % OF OFFERING    AS A % OF        A % OF
AMOUNT OF TRANSACTION                                       PRICE PER SHARE         NAV       OFFERING PRICE
--------------------------------------------------------   ------------------    ---------    --------------
Less than $50,000.......................................          5.75%            6.10%           5.00%
$50,000 but less than $100,000..........................          4.50%            4.71%           3.75%
$100,000 but less than $250,000.........................          3.50%            3.63%           2.75%
$250,000 but less than $500,000.........................          2.50%            2.56%           2.00%
$500,000 but less than $1,000,000.......................          2.00%            2.04%           1.75%

                           HIGH YIELD FUND AND GOVERNMENT SECURITIES INCOME FUND
------------------------------------------------------------------------------------------------------------
                                                                                                 DEALERS'
                                                                                              REALLOWANCE AS
                                                           AS A % OF OFFERING    AS A % OF        A % OF
AMOUNT OF TRANSACTION                                       PRICE PER SHARE         NAV       OFFERING PRICE
--------------------------------------------------------   ------------------    ---------    --------------
Less than $50,000.......................................          4.75%            4.99%           4.25%
$50,000 but less than $100,000..........................          4.50%            4.71%           4.00%
$100,000 but less than $250,000.........................          3.50%            3.63%           3.00%
$250,000 but less than $500,000.........................          2.50%            2.56%           2.25%
$500,000 but less than $1,000,000.......................          2.00%            2.04%           1.75%

There is no initial sales charge on purchases of $1,000,000 or more. However, the Distributor will pay Authorized Dealers of record commissions at the rates shown in the table below for investments subject to a CDSC. If shares are redeemed within one or two years of purchase, depending on the amount of the purchase, a CDSC will be imposed on certain redemptions as follows:

                                                                         DEALER        PERIOD DURING
ON PURCHASES OF:                                               CDSC     ALLOWANCE    WHICH CDSC APPLIES
------------------------------------------------------------   -----    ---------    ------------------
$1,000,000 but less than $2,500,000.........................   1.00%      1.00%         2 Years
$2,500,000 but less than $5,000,000.........................   0.50%      0.50%         1 Year
$5,000,000 and over.........................................   0.25%      0.25%         1 Year

CLASS B SHARES: DEFERRED SALES CHARGE ALTERNATIVE. If you choose the deferred sales charge alternative, you will purchase Class B shares at their NAV per share without the imposition of a sales charge at the time of purchase. Class B shares that are redeemed within six years of purchase, however, will be subject to a CDSC as described in the table that follows. Class B shares of the Funds are subject to a distribution fee at an annual rate of 1.00% of the average daily net assets of the Class, which is higher than the distribution fees of Class A or Class M shares. The higher distribution fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower NAV than Class A or Class M shares. In connection with sales of Class B shares, the Distributor compensates Authorized Dealers at a rate of 4% of purchase payments subject to a CDSC. Orders for Class B shares in excess of $250,000 will be accepted as orders for Class A shares or declined.

The amount of the CDSC charge is determined as a percentage of the lesser of the NAV of the Class B shares at the time of purchase or redemption. No charge will be imposed for any net increase in the value of shares purchased during the preceding six years in excess of the purchase price of such shares or for shares acquired either by reinvestment of net investment income dividends or capital gain distributions. The percentage used to calculate the CDSC will depend on the number of years since you invested the dollar amount being redeemed according to the following table:

   YEAR OF
  REDEMPTION
AFTER PURCHASE                                                       CDSC
------------------------------------------------------------------   ----
  First...........................................................    5%
  Second..........................................................    4%
  Third...........................................................    3%
  Fourth..........................................................    3%
  Fifth...........................................................    2%
  Sixth...........................................................    1%
  Seventh and following...........................................    0%

To determine the CDSC payable on redemptions of Class B shares, the Funds will first redeem shares in accounts that are not subject to a CDSC; second, shares acquired through reinvestment of net investment income dividends and capital gain distributions; third, shares purchased more than 6 years prior to redemption; and fourth, shares subject to a CDSC in the order in which such shares were purchased. Using this method, your sales charge, if any, will be at the lowest possible CDSC rate.

Class B shares will automatically convert into Class A shares approximately eight years after purchase. For additional information on the CDSC and the conversion of Class B shares, see the Statement of Additional Information.

CLASS M SHARES: LOWER INITIAL SALES CHARGE ALTERNATIVE. An investor who purchases Class M shares pays a sales charge at the time of purchase that is lower than the sales charge applicable to Class A shares and does not pay any CDSC upon redemption. Class M shares have a higher annual distribution fee than Class A shares, but lower than Class B. The higher distribution fees mean a higher expense ratio than Class A but lower than Class B. Class M shares pay correspondingly lower dividends and may have a lower NAV per share than Class A shares, but generally pay higher dividends and have a higher NAV per share than

Class B shares. Orders for Class M shares in excess of $1,000,000 will be accepted as an order for Class A shares or declined. The public offering price of Class M shares is the NAV of each Fund plus a sales charge, which, as set forth below, varies based on the size of the purchase:

                                 MAGNACAP FUND
------------------------------------------------------------------------------------------------------------
                                                                                                 DEALERS'
                                                                                              REALLOWANCE AS
                                                           AS A % OF OFFERING    AS A % OF        A % OF
AMOUNT OF TRANSACTION                                       PRICE PER SHARE         NAV       OFFERING PRICE
--------------------------------------------------------   ------------------    ---------    --------------
Less than $50,000.......................................          3.50%             3.63%          3.00%
$50,000 but less than $100,000..........................          2.50%             2.56%          2.00%
$100,000 but less than $250,000.........................          1.50%             1.52%          1.00%
$250,000 but less than $500,000.........................          1.00%             1.01%          1.00%
$500,000 and over.......................................          None              None           None

             HIGH YIELD FUND AND GOVERNMENT SECURITIES INCOME FUND
------------------------------------------------------------------------------------------------------------
                                                                                                 DEALERS'
                                                                                              REALLOWANCE AS
                                                           AS A % OF OFFERING    AS A % OF        A % OF
AMOUNT OF TRANSACTION                                       PRICE PER SHARE         NAV       OFFERING PRICE
--------------------------------------------------------   ------------------    ---------    --------------
Less than $50,000.......................................          3.25%            3.36%           3.00%
$50,000 but less than $100,000..........................          2.25%            2.30%           2.00%
$100,000 but less than $250,000.........................          1.50%            1.52%           1.25%
$250,000 but less than $500,000.........................          1.00%            1.01%           1.00%
$500,000 and over.......................................           None             None            None

Class M shares do not convert to Class A.

REDUCED SALES CHARGES. An investor may immediately qualify for a reduced sales charge on a purchase of Class A or Class M shares of a Fund or for other Funds in the Pilgrim America Group which offer Class A shares, Class M Shares, or shares with front-end sales charges ('Participating Funds') by completing the Letter of Intent section of the Application. Executing the Letter of Intent expresses an intention to invest during the next 13 months a specified amount, which, if made at one time, would qualify for a reduced sales charge. An amount equal to the Letter amount multiplied by the maximum sales charge imposed on purchases of the applicable Fund and class will be restricted within your account to cover additional sales charges that may be due if your actual total investment fails to qualify for the reduced sales charges. See the New Account Application or the Statement of Additional Information for details on the Letter of Intent option or contact the Shareholder Servicing Agent at (800) 331-1080 for more information.

The sales charge for your investment may also be reduced by taking into account the current value of your existing holdings in the Fund or any other funds in the Pilgrim America Group (excluding Pilgrim America Money Market Shares) ('Rights of Accumulation'). The reduced sales charges apply to quantity purchases made at one time or on a cumulative basis over any period of time by:
(I) an investor; (ii) the investor's spouse and children under the age of majority; (iii) the investor's custodian account(s) for the benefit of a child under the Uniform Gifts to Minors Act; (iv) a trustee or other fiduciary of a single trust estate or a single fiduciary account (including a pension, profit-sharing and other employee benefit plans qualified under Section 401 of the Internal Revenue Code); and (v) by trust companies, registered investment advisers, banks and bank trust departments for accounts over which they exercise exclusive discretionary investment authority and which are held in a fiduciary, agency, advisory, custodial or similar capacity. See the New Account Application or the Statement of Additional Information for details or contact the Shareholder Servicing Agent at (800) 331-1080 for more information.

For the purposes of Rights of Accumulation and the Letter of Intent Privilege, shares held by investors in the Pilgrim America Group of Funds which impose a CDSC may be combined with Class A or Class M shares for a reduced sales charge but will not affect any CDSC which may be imposed upon the redemption of shares of a Fund which imposes a CDSC.

WAIVERS OF CDSC. The CDSC on Class A or Class B shares will be waived in the case of redemption following the death or permanent disability of a shareholder if made within on year of death or initial determination of permanent disability. The waiver is available for total or partial redemptions of shares of each Fund owned by an individual or an individual in joint tenancy (with rights of survivorship), but only for those share held at the time of death or initial determination of permanent disability. The CDSC also may be waived for Class B Shares redeemed pursuant to a Systematic Withdrawal Plan, up to a maximum of 12% per year of a shareholder's account value based on the value of the account at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested and the total redemptions do not exceed 12% annually. In determining whether a CDSC is applicable, it will be assumed that shares held in the shareholder's account that are not subject to such charge are redeemed first.

The CDSC also will be waived in the case of a total or partial redemption of shares in a Fund in connection with any mandatory distribution from a tax-deferred retirement plan or an IRA. The shareholder must have attained the age of 70 1/2 to qualify for the CDSC waiver relating to mandatory distributions. The waiver does not apply in the case of a tax-free rollover or transfer of assets, other than one following a separation of service. The shareholder must notify the Transfer Agent either directly or through the

Distributor, at the time of redemption, that the shareholder is entitled to a waiver of the CDSC. The CDSC Waiver Form included in the New Account Application must be completed and provided to the Transfer Agent at the time of the redemption request. The waiver will be granted subject to confirmation of the grounds for the waiver. The foregoing waivers may be changed at any time.

REINSTATEMENT PRIVILEGE. Class B shareholders who have redeemed their shares in any Pilgrim America Group mutual fund within the previous 90 days may repurchase Class B shares at NAV (at the time of reinstatement) in an amount up to the redemption proceeds. Reinstated Class B shares will retain their original cost and purchase date for purposes of the CDSC. The amount of any CDSC also will be reinstated.

To exercise this privilege, a written order for the purchase of shares must be received by the Transfer Agent or be postmarked within 90 days after the date of redemption. This privilege can be used only once per calendar year. If a loss is incurred on the redemption and the reinstatement privilege is used, some or all of the loss may not be allowed as a tax deduction. See 'Tax Considerations' in the Statement of Additional Information.

SPECIAL PURCHASE WITHOUT A SALES CHARGE. Class A or Class M shares may be purchased at NAV without a sales charge by:

     1) Class A or Class M shareholders who have redeemed their shares in any Pilgrim America Group mutual fund within the previous 90 days. These shareholders may repurchase shares at NAV in an amount equal to their net redemption proceeds. Authorized Dealers who handle these purchases may charge fees for this service.

     2) Any person who can document that Fund shares were purchased with proceeds from the redemption (within the previous 90 days) of shares from any unrelated mutual fund on which a sales charge was paid or which were subject at any time to a CDSC.

     3) Any charitable organization or governmental entity that has determined that a Fund is a legally permissible investment and which is prohibited by applicable law from paying a sales charge or commission in connection with the purchase of shares of any mutual fund.

     4) Officers, directors and full-time employees of Express America Holdings Corporation (Express America) and its subsidiaries.

     5) Certain fee based broker-dealers or registered representatives thereof or registered investment advisers under certain circumstances making investments on behalf of their clients.

     6) Shareholders who have authorized the automatic transfer of dividends from the same class of another Pilgrim America Fund distributed by the Distributor or from Pilgrim America Prime Rate Trust.

     7) Registered investment advisors, trust companies and bank trust departments investing in Class A shares on their own behalf or on behalf of their clients, provided that the aggregate amount invested in any Fund alone or in any combination of shares of any Fund plus Class A shares of certain other Participating Funds as described herein under 'Pilgrim America Purchase

        Options(Trademark)--Reduced Sales Charges', during the 13 month period commencing with the first investment pursuant hereto equals at least $1 million. The Distributor may pay Authorized Dealers through which purchases are made an amount up to 0.50% of the amount invested, over a 12 month period following the transaction.

     8) Accounts as to which a banker or broker-dealer charges an account management fee ('wrap accounts').

The Funds may terminate or amend the terms of offering shares at NAV to these investors at any time. For additional information, contact the Shareholder Servicing Agent at (800) 331-1080, or see the Statement of Additional Information.

INCENTIVES. The Distributor, at its expense, will provide additional promotional incentives to Authorized Dealers in connection with sales of shares of the Funds and other mutual funds in the Pilgrim America Group. In some instances, additional compensation or promotional incentives will be offered to Authorized Dealers that have sold or may sell significant amounts of shares during specified periods of time. Such compensation and incentives may include, but are not limited to, cash, merchandise, trips and financial assistance in connection with pre-approved conferences or seminars, sales or training programs for invited sales personal, payment for travel expenses (including meals and lodging) incurred by sales personnel to various locations for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Funds or other mutual funds in the Pilgrim America Group and/or other events sponsored by Authorized Dealers.

In addition, the Distributor may, at its own expense, pay concessions in addition to those described above to dealers that satisfy certain criteria established from time to time by the Distributor. These conditions relate to increasing sales of shares of the Funds over specified periods and to certain other factors. These payments may, depending on the dealer's satisfaction of the required conditions, be periodic and may be up to (1) 0.25% of the value of the Funds' shares sold by the dealer during a particular period, and (2) 0.10% of the value of the Funds' shares held by the dealer's customers for more than one year, calculated on an annual basis.

RULE 12B-1 PLAN. Each Fund has a distribution plan pursuant to Rule 12b-1 under the 1940 Act applicable to each class of shares of that Fund (Rule 12b-1 Plan). Under the Rule 12b-1 Plan, the Distributor may receive from each Fund an annual fee in connection with the offering sale and shareholder servicing of Class A, Class B and Class M shares at an annual rate of up to 0.25% (0.30% in the case of MagnaCap Fund), 1.00%, and 1.00%, respectively, of the average daily net assets of the Funds. Currently, the Board of Directors has approved annual fees of 0.25% (0.30% in the case of MagnaCap Fund), 1.00%, and 0.75%, respectively, which are accrued daily and paid monthly. Of these amounts, fees equal to an annual rate of 0.25% of the average daily net assets of each Fund is for shareholder servicing for each of the classes. Fees paid under the Rule 12b-1

Plan may be used to cover the expenses of the Distributor from the sale of Class A, Class B or Class M shares of the Funds, including payments to Authorized Dealers, and for shareholder servicing. These fees may be used to pay the costs of the following; payments to Authorized Dealers; promotional activities; preparation and distribution of advertising materials and sales literature; expenses of organizing and conducting sales seminars; personnel costs and overhead of the Distributor; printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders; supplemental payments to Authorized Dealers that provide shareholders services; interest on accrued distribution expenses; and costs of administering the Rule 12b-1 Plan. No more than 0.75% per annum of a Fund's average net assets may be used to finance distribution expenses, exclusive of shareholder servicing payments, and no Authorized Dealer may receive shareholder servicing payments in excess of 0.25% per annum of a Fund's average net assets held by the Authorized Dealer's clients or customers. The Distributor will be reimbursed for its actual expenses incurred under the 12b-1 Plan, with respect to the Class A shares. With respect to the Class B and Class M shares, the Distributor will receive payment without regard to actual distribution expenses that it incurs. Fees paid by one of the Funds under the Rule 12b-1 Plan may be used to finance distribution of the shares of that Fund and the servicing of shareholders of the Fund as well as the other Pilgrim America Funds. The Distributor has informed MagnaCap Fund, High Yield Fund and Government Securities Income Fund that it incurred costs and expenses with respect to Class A shares that may be reimbursable in future months or years in the amounts of $2,352,801 for MagnaCap Fund (0.95% of its net assets), $150,269 for High Yield Fund (0.67% of its net assets), and $466,046 for Government Securities Income Fund (1.20% of its net assets) as of June 30, 1996.

Under the Rule 12b-1 Plan, ongoing payments will be made on a quarterly basis to Authorized Dealers for distribution and shareholder servicing at the annual rate of 0.25%, 0.25%, and 0.40% (0.65% in the case of MagnaCap Fund) of the Fund's average daily NAV of Class A, Class B, and Class M shares, respectively, that are registered in the name of that Authorized Dealer as nominee or held in a shareholder account that designates that Authorized Dealer as the dealer of record. Rights to these ongoing payments begin to accrue in the 13th month following a purchase of Class A or B shares and on the anniversary date in the 1st month following the date of purchase of Class M shares, and they cease upon exchange (or purchase) into Pilgrim America Money Market Shares. The payments are also subject to the continuation of the relevant distribution plan, the terms of the service agreements between dealers and the Distributor, and any applicable limits imposed by the National Association of Securities Dealers, Inc.

OTHER EXPENSES. In addition to the management fee and other fees described previously, each Fund pays other expenses, such as legal, audit, transfer agency and custodian out-of-pocket fees, proxy solicitation costs, and the compensation of Directors who are not affiliated with the Investment Manager. Most Fund expenses are allocated proportionately among all of the outstanding shares of that Fund. However, the Rule 12b-1 Plan fees for each class of shares are charged proportionately only to the outstanding shares of that class.

PURCHASING SHARES

Your Authorized Dealer can help you establish and maintain your account, and the Shareholder Servicing Agent is available to assist you with any questions you may have.

The Fund reserves the right to liquidate sufficient shares to recover annual Transfer Agent fees should the investor fail to maintain his/her account value at a minimum of $1,000.00 ($250.00 for IRA's).

       METHOD                      INITIAL INVESTMENT                          ADDITIONAL INVESTMENT
By contacting your     The minimum initial investment in a Fund is  The minimum for additional investment in a
Authorized Dealer      $1,000 ($250 for IRAs).                      Fund is $100.

                       Visit or consult an Authorized Dealer.       Visit or consult your Authorized Dealer.
By mail                Make your check payable to the Pilgrim       Fill out the Account Additions form
                       America Group and mail it, along with a      included on the bottom of your account
                       completed Application, to the address        statement along with your check payable to
                       indicated on the Application. Please         the Fund and mail them in the envelope
                       indicate an Authorized Dealer on the New     provided with the account statement.
                       Account Application.                         Remember to write your account number on
                                                                    the check.

By wire                Call the Pilgrim America Order Department    Call the Pilgrim America Order Department
                       at (800) 336-3436 to obtain an account       at (800) 336-3436 to obtain a wire
                       number and indicate an Authorized Dealer on  reference number. Give that number to your
                       the account. Instruct your bank to wire      bank and have them wire the funds in the
                       funds to the Fund in care of:                same manner described under 'Initial
                       Investors Fiduciary Trust Co.                Investment.'
                       ABA #101003621
                       Kansas City, MO
                       credit to:
                       Pilgrim ------------------------------
                       (Fund)
                       A/C #752-4854; for further credit to:
                       Shareholder A/C
                       #
                       ------------------------------------------
                       (A/C # you received over the telephone)
                       Shareholder Name:
                       ------------------------------------------
                       (Your Name Here)
                       After wiring funds you must complete the
                       New Account Application and send it to:
                       Pilgrim America Order Dept.
                       P.O. Box 419368
                       Kansas City, MO 64141-6368

The Funds and the Distributor reserve the right to reject any purchase order. Please note third party checks will not be accepted. The Manager reserves the right to waive minimum investment amounts.


PRICE OF SHARES. Purchase, sale and exchange orders are effected at NAV for the respective class of shares of each Fund, determined after the order is received by the Transfer Agent or Distributor, plus any applicable sales charge (Public Offering Price).

Purchases of each class of a Fund's shares are effected at that Fund's Public Offering Price determined after a purchase order has been received in proper form. A purchase order will be deemed to be in proper form when all of the required steps have been completed. In the case of an investment by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. A shareholder who purchases by wire must submit an application form in a timely fashion. If an order or payment by wire is received after the close of the New York Stock Exchange, 4:00 p.m. Eastern Time (1:00 p.m., Pacific
Time), the shares will not be credited until the next business day.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Funds will not be issued unless you request them in writing.

DETERMINATION OF NET ASSET VALUE. The NAV of each class of each Fund's shares will be determined daily as of the close of trading on the New York Stock Exchange (usually at 4:00 p.m. New York City time) on each day that it is open for business. Each class' NAV represents that class' pro rata share of that Fund's net assets as adjusted for any class specific expenses (such as fees under a Rule 12b-1 plan), and divided by that class' outstanding shares. In general, the value of each Fund's assets is based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities. The NAV per share of each class of each Fund will fluctuate in response to changes in market conditions and other factors. Portfolio securities for which market quotations are readily available are stated at market value. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. In other cases, securities are valued at their fair value as determined in good faith by the Board of Directors, although the actual calculations will be made by persons acting under the supervision of the Board. For information on valuing foreign securities, see each Fund's Statement of Additional Information.

PRE-AUTHORIZED INVESTMENT PLAN. You may establish a pre-authorized investment plan to purchase shares with automatic bank account debiting. For further information on pre-authorized investment plans, see the New Account Application or contact the Shareholder Servicing Agent at (800) 331-1080.

RETIREMENT PLANS. The Funds have available prototype qualified retirement plans for both corporations and for self-employed individuals. They also have available prototype IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations. Investors Fiduciary Trust Company ('IFTC') acts as the custodian under these plans. For further information, contact the Shareholder Servicing Agent at (800) 331-1080. IFTC currently receives a $12 custodian fee annually for the maintenance of IRA accounts.

TELEPHONE ORDERS. The Funds and their Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Funds and their Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include: (i) recording telephone instructions for exchanges and expedited redemptions; (ii) requiring the caller to give certain specific identifying information; and (iii) providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Funds and their Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions. Telephone redemptions may be executed on all accounts other than retirement accounts.

EXCHANGE PRIVILEGES AND RESTRICTIONS

An exchange privilege is available. Exchange requests may be made in writing to the Transfer Agent or by calling the Transfer Agent at (800) 992-0180. There is no specific limit on exchange frequency; however, the Funds are intended for long term investment and not as a trading vehicle. The Investment Manager reserves the right to prohibit excessive exchanges (more than four per year). The Investment Manager reserves the right, upon 60 days' prior notice, to restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges. The total value of shares being exchanged must at least equal the minimum investment requirement of the fund into which they are being exchanged.

Shares of one class of a Fund may be exchanged for shares of that same class of any other Pilgrim America Group mutual fund other than Pilgrim America Money Market Shares ('Money Market'), at NAV without payment of any additional sales charge. If you exchange and subsequently redeem your shares, any applicable CDSC will be based on the full period of the share ownership. Shares of a Fund that are not subject to a CDSC may be exchanged for shares of Money Market, and shares of Money Market acquired in the exchange may subsequently be exchanged for shares of a mutual fund in the Pilgrim America Group of the same class as the original shares acquired. Shares of a Fund that are subject to a CDSC may be redeemed to purchase shares of Money Market upon payment of the CDSC. Shareholders exercising the exchange privilege with any of Pilgrim America Group's other funds should carefully review the prospectus of that fund. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. You will automatically be assigned the telephone exchange privilege unless you mark the box on the New Account

Application that signifies that you do not wish to have this privilege. The exchange privilege is only available in states where shares of the Fund being acquired may be legally sold.

SYSTEMATIC EXCHANGE PRIVILEGE

Subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same class of any other Pilgrim America Fund.

The exchange privilege may be modified at any time or terminated upon 60 days written notice to shareholders.

HOW TO REDEEM SHARES

Shares of each Fund will be redeemed at the NAV (less any applicable CDSC and/or federal income tax withholding) next determined after receipt of a redemption request in good form on any day the New York Stock Exchange is open for business.

            METHOD                                                 PROCEDURES
Redemption By Contacting Your   Authorized Dealers may communicate redemption orders by wire or telephone to the
                                Distributor. These firms may charge for their services in connection with your redemption request but neither the Funds nor the Distributor imposes any such charge.

Redemption By Mail              A written request for redemption must be received by the Transfer Agent in order to constitute a valid tender. If certificated shares have been issued, the certificate must accompany the written request. The Transfer Agent may also require a signature guarantee by an eligible guarantor. It will also be necessary for corporate investors and other associations to have an appropriate certification on file authorizing redemptions by a corporation or an association before a redemption request will be considered in proper form. A suggested form of such certification is provided on the New Account Application. If you are entitled to a CDSC waiver, you must complete the CDSC waiver form in the New
                                Account Application. To determine whether a signature guarantee or other documentation is required, shareholders may call the Shareholder Servicing Agent at (800) 331-1080.

Expedited Redemption            The Expedited Redemption privilege allows you to effect a liquidation from your account via a telephone call and have the proceeds (maximum $50,000) mailed to an address which has been on record with Pilgrim America for at least 60 days. This privilege is automatically assigned to you unless you check the box on the New
                                Account Application which signifies that you do not wish to utilize such option.
                                The Expedited Redemption Privilege additionally allows you to effect a liquidation from your account and have the proceeds (minimum $5,000) wired to your pre-designated bank account. But, this aspect of the Expedited Redemption privilege will NOT automatically be assigned to you. If you want to take advantage of this aspect of the privilege, please check the appropriate box and attach a voided check to the New Account Application. Under normal circumstances, proceeds will be transmitted to your bank on the second business day following receipt of your instructions, provided redemptions may be made. To effect an
                                Expedited Redemption, please call the Transfer Agent at (800) 992-0180. In the event that share certificates have been issued, you may not request a wire redemption by telephone or wire. This option is not available for retirement accounts.

SYSTEMATIC WITHDRAWAL PLAN. You may elect to have monthly, quarterly, semi-annual or annual payments in any fixed amount in excess of $100 made to yourself, or to anyone else you properly designate, as long as the account has a current value of at least $10,000. During the withdrawal period, you may purchase additional shares for deposit to your account if the additional purchases are equal to at least one year's scheduled withdrawals, or $1,200 whichever is greater. There are no separate charges to you under this Plan, although a CDSC may apply if you purchased Class A or B shares.

The number of full and fractional shares equal in value to the amount of the payment will be redeemed at NAV (less any applicable CDSC). Such redemptions are normally processed on the fifth day prior to the end of the month, quarter or year. Checks are then mailed or proceeds are forwarded to your bank account on or about the first of the following month. Shareholders who elect to have a systematic cash withdrawal must have all dividends and capital gains reinvested. To establish a systematic cash withdrawal, please complete the Systematic Withdrawal Plan section of the New Account Application. To have funds deposited to your bank account, follow the instructions on the New Account Application.

You may change the amount, frequency and payee, or terminate this plan by giving written notice to the Transfer Agent. As shares of a Fund are redeemed under the Plan, you may realize a capital gain or loss for income tax purposes. A Systematic Withdrawal Plan may be modified at any time by the Fund or terminated upon written notice by you or the relevant Fund.

PAYMENTS. Payment to shareholders for shares redeemed or repurchased ordinarily will be made within seven days after receipt by the Transfer Agent of a written request in good order. A Fund may delay the mailing of a redemption check until the check used to purchase the shares being redeemed has cleared which may take up to 15 days or more. To reduce such delay, all purchases should be made by bank wire or federal funds. A Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the Rules of the Securities and Exchange Commission. Due to the relatively high cost of handling small investments, the Funds reserve the right upon 30 days written notice to redeem, at NAV, the shares of any shareholder whose account (except for IRAs) has a value of less than $1,000, other than as a result of a decline in the NAV per share. Each Fund intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, a Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, a Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.


                            MANAGEMENT OF THE FUNDS

MORE ABOUT THE FUNDS. MagnaCap Fund and High Yield Fund are series of Pilgrim America Investment Funds, Inc., which is a registered investment company that was organized as a Maryland corporation in July 1969. Government Securities Income Fund is the single series of Pilgrim Government Securities Income Fund, Inc., which is a registered investment company that was organized as a California corporation in May 1984. Each Fund is governed by its Board of Directors, which oversees the operations of the Fund. The majority of Directors are not affiliated with the Investment Manager.

INVESTMENT MANAGER. The Investment Manager serves as investment manager to each Fund. The Investment Manager is responsible for managing the general day-to-day operations of each Fund including selecting the Fund's investments and placing each Fund's portfolio transactions. Each Fund and the Investment Manager have entered into an agreement that requires the Investment Manager to provide all investment advisory and portfolio management services for the Fund. It also requires the Investment Manager to assist in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. The Investment Manager provides the Funds with office space, equipment and personnel necessary to administer the Funds. The agreement with the Investment Manager can be canceled by the Board of Directors of each Fund upon 60 days written notice. Organized in December 1994, the Investment Manager is registered as an investment adviser with the Securities and Exchange Commission.

The Investment Manager acquired certain assets of the previous adviser to the Funds in a transaction that closed on April 7, 1995. Although the Investment Manager has not previously served as an investment adviser to a registered investment company, investment personnel of the Investment Manager have managed other registered investment companies and private accounts. In addition, other personnel of the Investment Manager have serviced registered investment companies.

The Investment Manager and Pilgrim America Securities, Inc. (Distributor), the Funds' principal underwriter, are indirect, wholly owned subsidiaries of Express America (NASDAQ: EXAM). Through its subsidiaries, Express America engages in the financial services business, focusing on providing investment advisory, administrative and distribution services to open-end and closed-end investment companies. For more information on Express America, please see the Statement of Additional Information.

The Investment Manager bears its expenses of providing the services described above. MagnaCap Fund pays the Investment Manager a fee at an annual rate of 1.00% of the average daily net assets of the Fund up to $30 million; 0.75% of the average daily net assets above $30 million to $250 million; 0.625% of the average daily net assets above $250 million to $500 million; and 0.50% of the average daily net assets in excess of $500 million. These fees are computed and accrued daily and paid monthly. High Yield Fund pays the Investment Manager a fee at an annual rate of 0.75% of the average daily net assets of the Fund on the first $25 million of net assets; 0.625% of the average daily net assets over $25 million to $100 million; 0.50% of the average daily net assets over $100 million to $500 million; and 0.40% of the average daily net assets in excess of $500 million. Effective July 1, 1995, the Investment Manager has voluntarily agreed to waive all or a portion of its fees and to reimburse operating expenses of the Fund, excluding distribution fees, interest, taxes, brokerage and extraordinary expenses, so that total operating expenses do not exceed 1.00% for Class A, 1.75% for Class B and 1.50% for Class M. This expense limitation will apply until June 30, 1997. Government Securities Income Fund pays the Investment Manager a fee at an annual rate of 0.50% of the average daily net assets of the Fund up to $500 million; 0.45% of the average daily net assets above $500 million to $1 billion; and 0.40% of the average daily net assets in excess of $1 billion. The agreement with the Investment Manager for the Government Securities Income Fund provides that the Investment Manager will reimburse the Government Securities Income Fund to the extent that the gross operating costs and expenses of that Fund, excluding any interest, taxes, brokerage commissions, amortization of organizational expenses, extraordinary expenses, and distribution (Rule 12b-1) fees on Class B and Class M shares in excess of an annual rate of 0.25% of the average daily net assets of these classes, exceed 1.50% of the Fund's average daily net asset value for the first $40 million of net assets and 1.00% of average daily net assets in excess of $40 million for any one fiscal year. This reimbursement policy cannot be changed unless the agreement is amended, which would require shareholder approval.

The Investment Manager of MagnaCap Fund and High Yield Fund will reduce its aggregate fees for any fiscal year, or reimburse the Fund, to the extent required so that the Funds' expenses do not exceed the expense limitations applicable to the Funds under the securities laws or regulations of those states or jurisdictions in which the Funds' shares are registered or qualified for sale. See the Statement of Additional Information for further information.

INVESTMENT PERSONNEL. Howard N. Kornblue, Vice President, Head of Equity and Senior Portfolio Manager for the Investment Manager, has served as portfolio manager of MagnaCap Fund since 1989. Prior to joining Pilgrim America Group (and its predecessor) in 1986, Mr. Kornblue was Vice President, Director of Research and Portfolio Manager at First Wilshire Securities Management; supervised mergers and acquisitions for Getty Oil Company; was portfolio manager and research analyst in both the fixed-income and equity departments for Western Asset Management Company; and was research analyst and pension fund manager at Southern California Edison Company. Mr. Kornblue received a B.S. from U.C.L.A., and M.S. and M.B.A. from U.S.C.

Kevin G. Mathews, Vice President and Senior Portfolio Manager of the Investment Manager, has served as Portfolio Manager of High Yield Fund since June 1995 and also served as Portfolio Manager of Government Securities Income Fund from June 1995 through September 1996. Prior to joining the Investment Manager, Mr. Mathews was Vice President and Senior Portfolio Manager of Van Kampen American Capital. Since 1987, Mr. Mathews' responsibilities included the management of open-end high yield bond funds, two New York Stock Exchange listed closed-end bond funds, variable annuity high yield products and individual institutional high yield asset managed accounts. In a prior position, Mr. Mathews was a high yield portfolio fixed income credit analyst. Mr. Mathews received a B.A. from the University of Illinois and an M.B.A. from Drake University.

Charles G. Ullerich has served as Portfolio Manager of Government Securities Income Fund since September 1996 and served as Assistant Portfolio Manager of that Fund from August 1995 to September 1996. Prior to joining Pilgrim America Group, Mr. Ullerich was Vice President of Treasury Services for First Liberty Bank of Macon, GA, where he was Portfolio Manager for a conservatively-managed $150 million mortgage and treasury security portfolio, since 1991. Before that, he was an internal auditor for Georgia Federal Bank in Atlanta. Mr. Ullerich received a B.S. from Arizona State University, and he holds the professional designations of Chartered Financial Analyst and Certified Internal Auditor. He is Past President of the Georgia Chapter of the Arizona State University Alumni Association.

DISTRIBUTOR. In addition to providing for the expenses discussed above, the Rule 12b-1 Plan also recognizes that the Investment Manager may use its investment management fees or other resources to pay expenses associated with activities primarily intended to result in the promotion and distribution of the Funds' shares. The Distributor will, from time to time, pay to Authorized Dealers in connection with the sale or distribution of shares of a Fund material compensation in the form of merchandise or trips. Salespersons and any other person entitled to receive any compensation for selling or servicing Fund shares may receive different compensation with respect to one particular class of shares over another in a Fund.

PORTFOLIO TRANSACTIONS. The Investment Manager will place orders to execute securities transactions that are designed to implement each Fund's investment objectives and policies. The Investment Manager will use its reasonable efforts to place all purchase and sale transactions with brokers, dealers and banks ('brokers') that provide 'best execution' of these orders. In placing purchase and sale transactions, the Investment Manager may consider brokerage and research services provided by a broker to the Investment Manager, and a Fund may pay a commission for effecting a securities transaction that is in excess of the amount another broker would have charged if the Investment Manager determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker. In addition, the Investment Manager may place securities transactions with brokers that provide certain services to a Fund. The Investment Manager also may consider a broker's sale of Fund shares if the Investment Manager is satisfied that the Fund would receive best execution of the transaction from that broker.

                        DIVIDENDS, DISTRIBUTIONS & TAXES

DIVIDENDS AND DISTRIBUTIONS. MagnaCap Fund makes semi-annual payments from net investment income and one or more payments from net realized capital gains, if any. High Yield Fund and Government Securities Income Fund each have a policy of paying monthly dividends from their net investment income, and paying capital gains, if any, annually following the Fund's fiscal year end. Dividends and distributions will be determined on a class basis.

Any dividends and distributions paid by a Fund will be automatically reinvested in additional shares of the respective class of that Fund, unless you elect to receive distributions in cash. When a dividend or distribution is paid, the NAV per share is reduced by the amount of the payment.

You may, upon written request or by completing the appropriate section of the New Account Application in this Prospectus, elect to have all dividends and other distributions paid on a Class A, B or M account in a Fund invested into a Pilgrim America Fund which offers Class A, B or M shares. Both accounts must be of the same class. If you are a shareholder of Pilgrim America Prime Rate Trust, whose shares are not held in a broker or nominee account, you may, upon written request, elect to have all dividends invested into a pre-existing Class A account of any Pilgrim America Fund which offers Class A, B, or M shares. Distributions are invested into the selected funds at the net asset value as of the payable date of the distribution only if shares of such selected funds have been registered for sale in the investor's state.

FEDERAL TAXES. Each Fund intends to operate as a 'regulated investment company' under the Internal Revenue Code. In any fiscal year in which a Fund so qualifies and distributes to shareholders all of its net investment income and net capital gains, the Fund itself is relieved of federal income tax.

All dividends and capital gains are taxable whether they are reinvested or received in cash, unless you are exempt from taxation or entitled to tax deferral. Early each year, you will be notified as to the amount and federal tax status of all dividends and capital gains paid during the prior year. Such dividends and capital gains may also be subject to state or local taxes. Dividends declared in October, November, or December with a record date in such month and paid during the following January will be treated as having been paid by a Fund and received by shareholders on December 31 of the calendar year in which declared, rather than the calendar year in which the dividends are actually received.

If you have not furnished a certified correct taxpayer identification number (generally your Social Security number) and have not certified that withholding does not apply, or if the Internal Revenue Service has notified the Fund that the taxpayer identification number listed on your account is incorrect according to their records or that you are subject to backup withholding, federal law generally requires the Fund to withhold 31% from any dividends and/or redemptions (including exchange redemptions). Amounts withheld are applied to your federal tax liability; a refund may be obtained from the Service if withholding results in overpayment of taxes. Federal law also requires the Fund to withhold 30% or the applicable tax treaty rate from ordinary dividends paid to certain nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

The Funds may be required to pay withholding and other taxes imposed by various countries in connection with its investments outside the U.S. generally at rates from 10% to 40%, which would reduce a Fund's investment income.

This is a brief summary of some of the tax laws that affect your investment in a Fund. Please see the Statement of Additional Information and your tax adviser for further information.


                            PERFORMANCE INFORMATION

From time to time, a Fund may advertise its average annual total return over various periods of time as well as the Fund's current yield. The total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. The figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for one, five and ten year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis). Total returns and current yield are based on past results and are not necessarily a prediction of future performance. The Fund will compute its yield by dividing its net investment income per share during a 30-day base period by the maximum offering price on the last day of the base period. This 30-day yield is then compounded over six monthly periods and multiplied by two to provide an annualized yield.

The Fund may also publish a distribution rate in investor communications preceded or accompanied by a copy of the current Prospectus. The current distribution rate for the Fund will be calculated by dividing the maximum offering price per share into the annualization of the total distributions made by the Fund during a 30-day period. The current distribution rate may differ from current yield because the distribution rate may contain items of capital gain and other items of income, while yield reflects only earned net investment income. In each case, the yield, distribution rates and total return figures will reflect all recurring charges against Fund income and will assume the payment of the maximum sales load.

ADDITIONAL PERFORMANCE QUOTATIONS. Advertisements of total return will always show a calculation that includes the effect of the maximum sales charge but may also show total return without giving effect to that charge. Because these additional quotations will not reflect the maximum sales charge payable, these performance quotations will be higher than the performance quotations that reflect the maximum sales charge.

                             ADDITIONAL INFORMATION

MORE ABOUT THE FUNDS. The Articles of Incorporation permit the Directors to authorize the creation of additional funds, each of which may issue separate classes of shares. A Fund may be terminated and liquidated under certain circumstances.

SHAREHOLDERS HAVE CERTAIN VOTING RIGHTS. Each share of each Fund is given one vote. Matters such as approval of new investment advisory agreements and changes in fundamental policies of a Fund will require the affirmative vote of the shareholders of that Fund. Matters affecting a certain class of a Fund will only be voted on by shareholders of that particular class and Fund. The Funds are not required to hold annual shareholder meetings, although special shareholder meetings may be held from time to time.

                                    [LOGO]

                            NEW ACCOUNT APPLICATION

 SEND COMPLETED APPLICATION TO: PILGRIM AMERICA FUNDS, P.O. BOX 419368, KANSAS
                           CITY, MISSOURI 64141-6368
   SECTIONS 1 THROUGH 6 MUST BE COMPLETED FOR YOUR ACCOUNT TO BE ESTABLISHED.

--------------------------------------------------------------------------------
1.  ACCOUNT REGISTRATION

    TYPE OF ACCOUNT
    (Check one only)
  / / INDIVIDUAL


-------------------------    ----------    ----------------------------------         ---------------------------------------
  First Name                 Middle        Last Name                                  Social Security Number*
                             Initial                                                  (first individual only)

/ / JOINT TENANT

---------------------------  ----------    ----------------------------------         ---------------------------------------
  Joint Tenant's First Name  Middle        Last Name
                             Initial

/ / GIFT/TRANSFER TO MINOR


-------------------------------------------------------------------------         -------------------------------------------
  Custodian's Name (one only)                                                      Minor's Name (one only)

/ / GUARDIANSHIP/CONSERVATORSHIP


-------------------------------------------------------------------------         -------------------------------------------
  Under Uniform Gift/Transfers to Minors Act of (State)                            Minor's Social Security
                                                                                   Number*




-------------------------------------------------       ---------------------------  ----------------------------------------

                 Guardian/Conservator                   Ward/Incompetent or Minor's  Ward/Incompetent or Minor's
                                                        Name (one only)              Social Security Number*

/ / CORPORATION, PARTNERSHIP, TRUST OR OTHER ORGANIZATION

--------------------------------------------------------------------               ------------------------------------------
  Exact Name of Corporation, Partnership or other Organization                     Tax Identification Number*

-------------------------------------------------------------------------------------------------
  Trustee Accounts Only: Name of all Trustees required by trust agreement to sell/purchase shares

--------------------------   ---------------------------------------------------     ----------------------------------------
  Date of Trust Agreement    Name of Trust                                           Tax Identification Number*

/ / OTHER

                                                          / / CHECK HERE IF YOU ARE SUBJECT TO BACKUP WITHHOLDING.
                                                          / / CHECK HERE IF YOU ARE AWAITING THE ISSUANCE OF
--------------------------------------------------------      SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER.

* Pilgrim America reserves the right to reject any application which does not include a certified Social Security Number or Taxpayer Identification Number, or does not indicate that such number has been applied for by checking the 'awaiting Social Security or Taxpayer Identification Number' box.
--------------------------------------------------------------------------------
2.  MAILING ADDRESS

-----------------------------------------------------   -----------   -----------   ----------    ---------------------------
  Street Address                                        Apartment     City          State         Zip Code
                                                        Number

  (      )                         (      )
------------------------------     -----------------------------
  Business Phone                   Home Phone

--------------------------------------------------------------------------------

3. INVESTMENT INFORMATION

  PLEASE INDICATE DOLLAR AMOUNT AND FUND IN SPACES PROVIDED. $1,000 MINIMUM FOR EACH FUND. IF MORE THAN ONE FUND IS SELECTED, ACCOUNT MUST HAVE IDENTICAL REGISTRATIONS, CLASS OF SHARES AND OPTIONS. IF NO CLASS OF SHARES IS SELECTED, CLASS A SHARES WILL BE AUTOMATICALLY SELECTED.

                 FUND NAME                           AMOUNT            CLASS OF SHARES (CHECK ONE)
1.                                                      $              A / /      B / /      M / /
  ------------------------------------------             -----------
2.                                                      $              A / /      B / /      M / /
  ------------------------------------------             -----------
3.                                                      $              A / /      B / /      M / /
  ------------------------------------------             -----------
4.                                                      $              A / /      B / /      M / /
  ------------------------------------------             -----------
5.                                                      $              A / /      B / /      M / /
  ------------------------------------------             -----------
6.                                                      $              A / /      B / /      M / /
  ------------------------------------------             -----------

  / / A check payable to the Pilgrim America Group is included for $__________.

  / / Payment has been made by Dealer purchase on

  ____________   $_____________   _____________________________________________
     (Date)         (Amount)                       (Order Number)

  / / Payment has been made by Federal funds wire _______________ on ___________
                                                  (Reference No.)      (Date)

      _________________  $_______________
         (Account No.)       (Amount)

-------------------------------------------------------------------------------
4. DIVIDEND AND DISTRIBUTION OPTIONS

  (Check one only) -- If no option is selected, all distributions will be reinvested.

  / / Reinvest all dividends and capital gains.

  / / Reinvest all dividends and capital gains into an existing account in another Pilgrim America Account using the Dividend Transfer Option.

  _________________________________   ________________________________
  Fund Name                             Account Number



/ / Pay all dividends and reinvest capital     I request the payable distributions be: (Check one.)
    gains.
/ / Pay all capital gains in cash and
    reinvest dividends.                        / / Sent to the address in Section 2.
/ / Pay all dividends and capital gains.       / / Directly deposited in my bank account. (Please attach a
    (IF ANY PAY OPTION IS SELECTED,                voided check to Section 6). If voided check is not enclosed,
    COMPLETE INFORMATION AT RIGHT)                 will be sent to address in Section 2.
                                               / / Sent to a special payee listed in Section 9.


--------------------------------------------------------------------------------
5. AUTHORIZED DEALER INFORMATION

----------------------------------------                  ------------------------------------------
Authorized Dealer Name                                    Registered Representative's Name


----------------------------------------                  ------------------------------------------
Branch Office Address                                     Registered Representative's Number


----------------------------------------                  ----------------            --------------
City                                                      State                         Zip Code


----------------------------------------                  ------------------------------------------
Registered Representative's Phone                         Authorized Signature of Authorized Dealer

--------------------------------------------------------------------------------
6. SIGNATURES


I have read the prospectus and application for the Fund in which I am investing and agree to its terms. I am also aware that a Telephone Exchange and Redemption Privileges exist and that these privileges are automatically available unless affirmatively declined. I also understand that if Pilgrim America, the Fund, the Transfer Agent or the Sub-Transfer Agent fail to follow the procedures outlined in the prospectus and in the Telephone Transaction Authorization hereto, such entity may be liable for losses due to unauthorized or fraudulent instructions. I further understand that I must carefully review each account confirmation statement or other documentation of transaction that I receive to ensure that my instructions have been properly acted upon. If any discrepancies are noted, I agree to notify Pilgrim America, the Fund, the Transfer Agent or the Sub-Transfer Agent in a timely manner, but in no event more than 15 days from receipt of such confirmation statement or documentation of transaction. Failure to notify one of the above entities on a timely basis will relieve such entities of any liability with respect to the transaction and any discrepancy. See the Exchange Privileges and Restrictions and How to Redeem Shares sections in the Prospectus for procedures. I am of legal age. Sign below exactly as printed in
Section 1. For joint registration, all must sign. Under penalty of perjury, I certify with my signature below that the number shown in Section 1 is my correct taxpayer identification number. Also, I have not been notified by the Internal Revenue Service that I am currently subject to backup withholding unless otherwise indicated.


       ATTACH VOIDED CHECK HERE   [RIGHT ARROW]
           (IF APPROPRIATE)

For Corporations, Trusts, or Partnerships: We hereby certify that each of the persons listed below have been duly elected, and are now legally holding the offices set forth opposite his/her name and have the authority to make this authorization. Please print titles below if signing on behalf of a business or trust to establish this account.

----------------------------------------           ----------------------------------------------------------
Signature                       Date               President, Trustee, General Partner or Title

----------------------------------------           ----------------------------------------------------------
Signature                       Date               Co-owner, Secretary of Corporation, Co-Trustee, etc.

    CHECK THE APPROPRIATE BOXES BELOW AND PROVIDE THE REQUESTED INFORMATION

/ / I am a United States Citizen

/ / I am a non-resident alien* (a Form W-8 will be provided to you by Pilgrim
    America. Please complete it as requested as soon as possible).

/ / I am a resident alien and a social security number has been supplied on page one of this New Account application (a Form 1078 will be provided to you by Pilgrim America. Please complete it and return it as requested).

/ / If not a United Citizen, please indicate what country you are a permanent tax resident of:

    ____________________________________________________________________________

* If the Pilgrim America account will be registered in joint registration with another individual or individuals, each non-resident alien must complete and return a Form W-8.

--------------------------------------------------------------------------------
7. PURCHASE OPTIONS

   REDUCED SALES CHARGE



/ / I qualify for Reduced Sales Charge with the account(s) listed below. Included are the account numbers of all classes of shares of Pilgrim America Funds that I or my immediate family (spouse and children under age 21) already own.


----------------------------------------           ----------------------------------------------------------
Fund Name                                          Account Number

----------------------------------------           ----------------------------------------------------------
Fund Name                                          Account Number

----------------------------------------           ----------------------------------------------------------
Fund Name                                          Account Number

    LETTER OF INTENT (Check one only)

    / / I wish to establish a new Letter of Intent. (If Reduced Sales Charge or
        90-day backdate privilege is applicable, provide the amount and account(s) information below.) I agree to the terms of the Letter of Intent as set forth in the Prospectus and Statement of Additional Information, and grant Pilgrim America Securities, Inc. a security interest in the escrowed shares as set forth in the Statement of Additional Information. I understand that I am not obligated to invest an aggregate amount equal to the amount checked below, but if I do not, Pilgrim America Securities, Inc. may deduct the amount of any sales charge owed from the escrowed shares.

    / / Please apply this purchase to an existing Letter of Intent with the account(s) listed below.

    / / Please amend my existing Letter of Intent with the new amount indicated below.

    If establishing a Letter of Intent, you will need to purchase over a thirteen-month period in accordance with the provisions of the Prospectus and Statement of Additional Information. The aggregate amount of these purchases will be at least equal to the amount listed below:

/ /  $50,000   / /  $100,000   / /  $250,000   / /  $500,000   / /  $1,000,000

----------------------------------------                --------------------------------------------
    Fund Name                                             Account Number



----------------------------------------                --------------------------------------------
    Fund Name                                             Account Number

--------------------------------------------------------------------------------
    PRE-AUTHORIZED INVESTMENT PLAN -- AUTOMATIC INVESTING

    / / I wish to invest on a monthly, quarterly, semi-annual or annual basis, directly from my checking account into the following fund(s).
        (PLEASE COMPLETE THE PRE-AUTHORIZED INVESTMENT PLAN AGREEMENT HEREIN AND ATTACH A VOIDED CHECK TO SECTION 6.)

-----------------------------------   -----------------------------------   -----------------------------
    Fund Name                         Fund Name                             Fund Name

Amount $________________________, to start   / / 5th or
                Minimum $100

/ / 20th of
              _______________,   ___________________
                  Month                  Year

/ /  monthly    / /  quarterly    / /  semi-annual    / /  annual

--------------------------------------------------------------------------------
    SPECIAL PURCHASE WITHOUT A SALES CHARGE

    / / I (We) declare that the investment referenced herein is exempt from the imposition of the normal front-end sales charge for the reason(s) listed below (please refer to the 'Special Purchases Without a Sales Charge' section of the prospectus):

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    The privilege will only be granted upon confirmation of your entitlement.
--------------------------------------------------------------------------------
8. ADDITIONAL OPTIONS
     TELEPHONE EXCHANGE PRIVILEGE -- IF ACCEPTED ACCOUNTS MUST HAVE THE SAME ACCOUNT INFORMATION, OPTIONS AND CLASS OF SHARES. UNLESS YOU DECLINE THIS PRIVILEGE BY CHECKING THE BOX BELOW, YOU WILL AUTOMATICALLY BE ASSIGNED IT.*

    / / I decline telephone exchange, and do not want this privilege. (See
        Exchange Privileges and Restrictions section for procedures.)


-------------------------------------------------------------------------------
   EXPEDITED REDEMPTION PRIVILEGE -- AVAILABLE ON ALL NON-RETIREMENT ACCOUNTS. UNLESS YOU DECLINE THIS PRIVILEGE, YOU WILL AUTOMATICALLY BE ASSIGNED THE ABILITY TO REQUEST, VIA THE TELEPHONE, REDEMPTION PROCEEDS TO BE SENT TO THE ADDRESS IN SECTION 2.

    / / I wish to redeem shares by telephone and request that the proceeds be directly deposited into my bank account. (Please attach a voided check to Section 6.) (If voided check is not enclosed, will be sent to address in Section 2.)

    / / I decline telephone redemption, and do not want this privilege.

        See Expedited Redemption section for procedures.

* Pilgrim America is authorized to act upon instructions received from you or anyone other than yourself representing himself as acting as your representative who can provide personal identification information as it appears in Pilgrim America's records.

  Pilgrim America will employ reasonable procedures to confirm that instructions communicated over the telephone are genuine. The Funds and their agents will not be liable for any loss, injury, damage, or expense incurred as a result of instructions communicated by telephone reasonably believed to be genuine. By accepting this privilege, you agree to hold the Funds and their agents harmless from any loss, claims, or liability arising from their compliance with such instructions. Telephone exchange and expedited redemption privileges are subject are subject to the terms and conditions set forth in the Prospectus and each Fund's Statement of Additional Information.
--------------------------------------------------------------------------------
SYSTEMATIC EXCHANGE PRIVILEGE

/ / I have at least $5,000 in my Pilgrim America________________Fund account, for which no certificates have been issued and I would like to exchange:

$________(min. of $50) into the __________ Fund, Account #_______________

$________(min. of $50) into the __________ Fund, Account #_______________

$________(min. of $50) into the __________ Fund, Account #_______________

on a / / monthly or / / quarterly basis starting in the month of
                                                                  _____________

(Systematic Exchange Privilege is only available within the same Class of
Shares)
--------------------------------------------------------------------------------
    SYSTEMATIC WITHDRAWAL PLAN (SWP)

    (Minimum account balance for a SWP is $10,000.)
    (Class B SWP's are processed free of contingent deferred sales charge if 12% or less of account value is redeemed on an annual basis.)

/ / I wish to automatically withdraw $_____________________ from this account.
                                          Minimum $100

    / /  Monthly    / /  Quarterly    / /  Semi-Annually    / /  Annually

    I request this distribution be: (Check One)

    / / Sent to the address listed in Section 2. To begin
        _____________of_________. (Withdrawal will occur about 5 business days prior to the end of the month.)

    / / Sent to the payee listed in Section 9. To begin
        _____________of_________. (Withdrawal will occur about 5 business days prior to the end of the month.)

    / / Directly deposited in my bank account. (Please attach a voided check to
        Section 6.)
        To begin _____________of_________. (Withdrawal will occur about 5 business days prior to the end of the month.)
--------------------------------------------------------------------------------

9. INTERESTED PARTY MAIL/DIVIDEND MAIL


    / / I wish to have my distributions sent to the address listed below.

    / / I wish to have duplicate confirmation statements sent to the interested party listed below.

--------------------------------------------------------------------------------
    Name of Individual

--------------------------------------------------------------------------------
    Street Address

-----------------------------  -------------------------------  ----------------
    City                       State                            Zip Code

--------------------------------------------------------------------------------
               THIS APPLICATION IS NOT A PART OF THE PROSPECTUS.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                          AUTHORIZED DEALER AGREEMENT


     Under these plans, the Authorized Dealer signing the application acts as principal in all purchases of Fund shares and appoints Pilgrim America as its agent to execute the purchases and to confirm each purchase to the Investor. PilgrimAmerica remits semi-monthly to the Authorized Dealer the amount of its commissions. The Authorized Dealer hereby guarantees the genuineness of the signature(s) on the application and represents that he is a duly licensed Authorized Dealer and may lawfully sell Fund shares in the state designated by the Investor's mailing address, and that he has entered into a Selling Group Agreement with the Distributor with respect to the sale of fund shares. The Authorized Dealer signature on the Application, signifies acceptance of the concession terms, and acceptance of responsibility for obtaining additional sales charges if specified purchases are not completed.

                             Cut on perforated line

 -------------------------------------------------------------------------------

              DETACH HERE AND RETURN THIS TO YOUR BANK IF YOU ARE
                 ESTABLISHING A PRE-AUTHORIZED INVESTMENT PLAN
(AUTHORIZATION TO HONOR CHECKS OR DEBIT INSTRUCTIONS DRAWN BY DST SYSTEMS, INC.,
      ON BEHALF OF THE PILGRIM AMERICA FUNDS, FOR AUTOMATIC PURCHASE PLAN)

                    PRE-AUTHORIZED INVESTMENT PLAN AGREEMENT

     As a convenience, I (we) hereby request and authorize you to pay and charge to my (our) account checks or debit instructions drawn on my (our) account by DST Systems, Inc., the Fund's Agent and payable to the order of the Fund provided there are sufficient collected funds in said account to pay the same upon presentation: I (we) agree that your rights with respect to each such check or debit instruction shall be the same as if it were a check or debit instructions drawn on you and signed personally by me (us). This authority is to remain in effect until revoked in writing and until you actually receive such notice. I (we) agree that you shall be fully protected in honoring any such checks or debit instructions.

     I (we) further agree that if any such check or debit instruction is dishonored, whether with or without cause and whether intentionally or inadvertently, you shall be under no liability whatsoever.

Signature(s) of Depositor(s) (signed exactly as shown on bank records)

X_______________________________________________________________________________

X_______________________________________________________________________________

________________________________________________________________ 19 ____________
Date Signed

                                 (PLEASE PRINT)


Name of Depositor (as shown on bank records)____________________________________

Bank Account Number_____________________________________________________________

Name of Bank____________________________________________________________________

Address of Bank_________________________________________________________________

City/State/Zip of Bank__________________________________________________________

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

[LOGO]

            INSTRUCTIONS FOR COMPLETING THE NEW ACCOUNT APPLICATION
-------------------------------------------------------------------------------
This New Account Application can be used to open a new Pilgrim America Account, establish Shareholder privileges on existing accounts and be used in providing documentation for certain transactions. The completed Application should be forwarded along with your investment check payable to the Pilgrim America Group, or other appropriate documentation to: PILGRIM AMERICA FUNDS, P.O. BOX 419368, KANSAS CITY, MISSOURI 64141-6368.

This New Account Application may not be used to open a qualified retirement plan account for which Investors Fiduciary Trust Company acts as custodian.

1 ACCOUNT REGISTRATION

Check the appropriate box and provide the information requested. Unless specified, accounts with more than one owner will be assumed to be 'Joint Tenants With Rights of Survivorship'.

All investors must sign the Account Application, and authorize the requested privileges.

For a child who is under the age of majority in your state of residence, 'Gift/transfer to minor' registration must be utilized.

2 MAILING ADDRESS

This is the address of record for your account. All account confirmation statements will be forwarded to this address.

3 INVESTMENT INFORMATION

State the fund(s) in which you are investing and the dollar amount of the investment. (Minimum initial investment is $1,000).

4 DIVIDEND AND DISTRIBUTION OPTIONS

Pilgrim America offers several options for the treatment of dividends and capital gains distributions, if any, from your Pilgrim America investment.

You can have these payments distributed to you, or any other recipient you choose, in cash; in additional shares of the Fund which is paying the distribution or; in shares of another Pilgrim America Fund, at NAV without sales charge, via the Dividends Transfer Option. The Dividend Transfer Option is available only for open-end funds within the Pilgrim America Group.

5 AUTHORIZED DEALER INFORMATION

Your financial professional can complete this section.

6 SIGNATURES


All investors and authorized signers should sign in order to process the New Account Application and to certify your Social Security, Tax identification Number or if applicable, your foreign status.

7 PILGRIM AMERICA PURCHASE OPTIONS(TRADEMARK)

You can qualify for reduced sales charges via the Letter of Intent or Cumulative Discount privileges.

The Letter of Intent allows you to qualify for reduced sales charges immediately.

Cumulative Discount allows you to use the total of all of your Pilgrim America open-end fund investments in determining the sales charge of a current investment.

The Pre-Authorized Investment Plan provides a systematic method of investing periodically in the Pilgrim America Fund(s) of your choice. Minimum investments of at least $100 can be automatically debited from your bank account periodically for investment purposes.

8 ADDITIONAL OPTIONS

The Telephone Exchange privilege will automatically be assigned to you unless you check the box in Section 8 which states that you do not wish to have this privilege.

The Expedited Redemption privilege allows you to effect a liquidation from your account via a telephone call and have the proceeds (Maximum of $50,000) mailed to your address of record. This privilege is automatically assigned to you unless you check the box in this section which states you do not want to take advantage of this privilege.

The Expedited Redemption privilege additionally allows you to effect a liquidation from your account and have the proceeds (minimum $5,000) wired to your pre-designated bank account. This privilege is NOT automatically assigned to you. If you want to take advantage of this privilege, please check the appropriate box and attach a voided check to section 6 of the New Account Application.

The Systematic Exchange Privilege allows you to automatically exchange shares of one fund for shares of the same class of another fund in regular pre-determined amounts and at regular pre-determined intervals.

The Systematic Withdrawal Plan allows you to automatically have a specific share or dollar amount ($100 minimum) liquidated from your account monthly, quarterly, semi-annually, or annually and forwarded to you or the payee of your choosing as long as the account has a current value of at least $10,000. Amounts designated for deposit to your bank account can be forwarded via the Automated Clearing House system by attaching a voided check for such basic account to Section 6 of the New Account Application.


9 INTERESTED PARTY MAIL/DIVIDEND MAIL

You may authorize an additional party to receive copies of your confirmation statements (your Authorized Dealer will automatically receive such copies). If you wish to have additional copies of your confirmation statements mailed to an address other than your address of record, check the appropriate box in Section 9 and indicate such address.

You may have your cash dividend payments forwarded to an address other than your address of record by so indicating in Section 9. (If you wish your cash dividends to be forwarded to a bank for deposit to an account, refer to Section 4 of the New Account Application).

                      PILGRIM AMERICA FUNDS CLASS A AND B
                  CONTINGENT DEFERRED SALES CHARGE WAIVER FORM
     (TO BE COMPLETED ONLY IF THE UNDERSIGNED BELIEVES THAT HE IS ENTITLED
             TO A WAIVER OF THE CONTINGENT DEFERRED SALES CHARGE.)

     If you believe you are entitled to a waiver of the Contingent Deferred Sales Charge in accordance with the terms set forth in the prospectus, you must complete this Contingent Deferred Sales Charge Waiver Form and send it the Fund's Transfer Agent at its address given below. The waiver will only be granted upon confirmation of your entitlement.

     Check the item below which the undersigned is relying upon for a waiver of the Contingent Deferred Sales Charge and send any required documents specified therein:

/ / Redemption is made upon the death or permanent disability of shareholder. (Enclose either a certified death certificate or certification of permanent disability (see below), whichever is appropriate).

/ / Redemption is made in connection with mandatory distributions (upon attainment of age 70 1/2) from and IRA or other qualified retirement plan. (Enclose a certified birth certificate. Please contact Pilgrim America for a Distribution Request Form for IRA or other qualified retirement plan accounts where IFTC acts as custodian which must accompany this Contingent Deferred Sales Charge Waiver Form).

        ________________________________________________________________________

        ________________________________________________________________________

        ________________________________________________________________________

        Signature ______________________________________________________________
                         (Exactly as on Account Registration)
        DATE ___________________________________________________________________

        Name(s) ________________________________________________________________

        ________________________________________________________________________
                                    (Please Print)

                       MAIL THE COMPLETED WAIVER FORM TO:
       PILGRIM AMERICA FUNDS, P.O. BOX 419368, KANSAS CITY, MO 64141-6368

                            DEFINITION OF DISABILITY

     An individual will be considered disabled if he meets the definition thereof in Section 72(m)(7) of the Internal Revenue Code, which in pertinent part defines a person as disabled if such peron is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long continued and indefinite duration.

                          CERTIFICATION OF DISABILITY

I _____________________________________ certify that I am a licensed physician
         Licensed Physician Name
in the State of _______________________________________________________________,
License # ____________ and that _________________ is under my care and is unable to perform the material duties of his or her regular occupation or employment; or is unable to engage in any substantial gainful activity by reason of a physical or mental impairment which may result in death or be of continued and indefinite duration. Date of determination of disability _______________________

Physician Signature _______________________  Date ______________________________

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

         IMPORTANT INFORMATION REGARDING COMPLETION OF THE APPLICATION

   Effective in 1989, the Fund, and other payers, must, according to IRS regulations, withhold 31% of reportable dividends (whether paid or accrued) and redemption payments if a shareholder fails to provide a taxpayer identification number, and a certification that he is not subject to backup withholding in the SHAREHOLDER CERTIFICATION section of the Account Application form.

   (Section references are to the Internal Revenue Code, as amended).

BACKUP WITHHOLDING
You are subject to backup withholding if:
   (1) You fail to furnish your taxpayer identification number to the Fund in the manner required, OR
   (2) The Internal Revenue Service notifies the Fund that you furnished an incorrect taxpayer identification number, OR
   (3) You are notified that you are subject to backup withholding under section 3406(a)(1)(C), OR
   (4) For an interest or dividend account opened after December 31, 1983, you fail to certify to the payer that you are not subject to backup withholding under (3) above, or fail to certify your taxpayer identification number.
   For payments other than interest or dividends, you are subject to backup withholding only if (1) or (2) above applies.

OBTAINING A NUMBER
If you don't have a taxpayer identification number or you don't know your number, obtain Form SS 5, application for a Social Security Number Card, or Form SS 4, application for Employer Identification Number, at the local office of the Social Security Administration or the Internal Revenue Service and apply for a number. Write 'applied for' in the space provided for a taxpayer identification number on the application. Circle paragraph 3(b) of the Shareholder Certification section.

WHAT NUMBER TO GIVE
Give the social security number or employer identification number of the record owner of the account. If the account belongs to you as an individual, give your social security number. If the account is in more than one name or is not in the name of the actual owner, see the chart below for guidelines on which number to report in completing the account registration section:
(1) List first and circle the name of the person whose number you furnish.
(2) Circle the minor's name and furnish the minor's social security number.
(3) Circle the ward's, minor's or incompetent person's name and furnish such person's social security number.
(4) Show the name of the owner.
(5) List first and circle the name of the legal trust, estate, or pension trust.
NOTE: If no name is circled when there is more than one name, the number will be considered to be that of the first name listed.

PENALTIES
(1) PENALTY FOR FAILURE TO FURNISH TAXPAYER IDENTIFICATION NUMBER.--If you fail to furnish your taxpayer identification number to a payer, you are subject to a penalty of $50 for each such failure unless your failure is due to reasonable cause and not to willful neglect.

----------------------------------  ----------------------------
GUIDELINES FOR DETERMINING          GIVE THE
PROPER NUMBER                       SOCIAL SECURITY
FOR THIS TYPE OF ACCOUNT:           NUMBER OF--
----------------------------------  ----------------------------
 1.   An individual's account       The individual
 2.   Two or more individuals       The actual owner of the
      (joint account)               account or, if combined
                                    funds any one of the
                                    individuals(1)
 3.   Husband and wife (joint       The actual owner of the
      account)                      account or, if joint funds,
                                    either person(1)
 4.   Custodian account to a minor  The minor(2)
      (Uniform Gift to Minors Act)
 5.   Adult and minor               The adult or if the minor is
                                    the only contributor, the
                                    minor(1)
 6.   Account in the name of        The ward, minor, or
      guardian or committee for a   incompetent person(3)
      designated ward, minor or
      incompetent person
 7.   a. The usual revocable        The grantor-trustee(5)
      savings trust account
      (grantor is also trustee)
      b. So called trust account
      that is not a legal or valid  The actual owner(1)
      trust under state law
 8.   Sole proprietorship account   The owner(1)
----------------------------------  ----------------------------

(2) FAILURE TO REPORT CERTAIN DIVIDEND AND INTEREST PAYMENTS.--If you fail to include any portion of an includible payment for interest, dividends, or patronage dividends in gross income, such failure will be treated as being due to negligence and will be subject to a penalty of 5% on any portion of an underpayment attributable to that failure unless there is clear and convincing evidence to the contrary.

(3) CIVIL PENALTY FOR FALSE INFORMATION WITH RESPECT TO WITHHOLDING.--If you make a false statement with no reasonable basis which results in no imposition of backup withholding, you are subject to a penalty of $500.

(4) CRIMINAL PENALTY FOR FALSIFYING INFORMATION.--Falsifying certifications or affirmations may subject you to criminal penalties including fines and/or imprisonment.

PAYEES EXEMPT FROM BACKUP WITHHOLDING
Certain payees are specifically exempted from backup withholding on ALL payments. Write 'exempt payee' after paragraph (3) of the Shareholder Certification and Signature Certification section if your account falls into one of the following categories. We will still need your taxpayer identification number.
o A corporation
o A financial institution.
o An organization exempt from tax under section 501(a), or an individual retirement plan.
o A registered dealer in securities or commodities registered in the U.S. or a possession of the U.S.
o A real estate investment trust.
o A common trust fund operated by a bank under section 584(a).
o An exempt charitable remainder trust, or a non exempt trust described in section 4947(a)(1).
o An entity registered at all times under the Investment Company Act of 1940. Payments of DIVIDENDS not generally subject to backup withholding include the following:
o Payments to nonresident aliens subject to withholding under section 1441.
o Payments to partnerships NOT engaged in a trade or business in the U.S. and which have at least one nonresident partner.

PRIVACY ACT NOTICE.--Section 6109 requires most recipients of dividend, interest, or other payments to give taxpayer identification numbers to payers who must report the payments to the IRS. The IRS uses the numbers for identification purposes. Payers must be given the numbers whether or not recipients are required to file tax returns. Beginning January 1, 1984, payers must generally withhold 31% of taxable interest, dividend, and certain other payments to a payee who does not furnish a taxpayer identification number to a payer. Certain penalties may also apply.

----------------------------------  ----------------------------
                                    GIVE THE EMPLOYER
                                    IDENTIFICATION
FOR THIS TYPE OF ACCOUNT:           NUMBER OF--
----------------------------------  ----------------------------
 9.   A valid trust, estate or      Legal entity (Do not furnish
      pension trust                 the identifying number of
                                    the personal representative
                                    or trustee unless the legal
                                    entity itself is not
                                    designated in the account
                                    title.)(5)
10.   Corporate account             The corporation
11.   Religious, charitable, or     The organization
      educational organization
      account
12.   Partnership account held in   The partnership
      the name of the business
13.   Association, club or other    The organization
      tax exempt organization
14.   A broker or registered        The broker or nominee

      nominee
15.   Account with the Department   The public entity
      of Agriculture in the name
      of a public entity (such as
      a state or local government,
      school district, or prison)
      that receives agricultural
      program payments
----------------------------------  ----------------------------

                       ELITE SERIES                        [LOGO]
                PILGRIM AMERICA MAGNACAP FUND
               PILGRIM AMERICA HIGH YIELD FUND
                     PILGRIM GOVERNMENT
                   SECURITIES INCOME FUND

         TWO RENAISSANCE SQUARE, 40 NORTH CENTRAL AVENUE, SUITE 1200,
                            PHOENIX, ARIZONA 85004
                                1-800-331-1080

                               TABLE OF CONTENTS

                                                           PAGE
                                                           ----
THE FUNDS...............................................      1

THE FUNDS AT A GLANCE...................................      2

SUMMARY OF EXPENSES.....................................      3

FINANCIAL HIGHLIGHTS....................................      5

THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES...........      8

INVESTMENT PRACTICES AND RISK CONSIDERATIONS............      9
  All Funds: Diversification and Changes in Policies....     13

SHAREHOLDER GUIDE.......................................     14
  Pilgrim America Purchase Options(Trademark)...........     14
  Purchasing Shares.....................................     20
  Exchange Privileges and Restrictions..................     21
  Systematic Exchange Privilege.........................     22
  How to Redeem Shares..................................     22

MANAGEMENT OF THE FUNDS.................................     23

DIVIDENDS, DISTRIBUTIONS AND TAXES......................     25

PERFORMANCE INFORMATION.................................     26

ADDITIONAL INFORMATION..................................     26

NEW ACCOUNT APPLICATION.................................     27

                               INVESTMENT MANAGER
                       Pilgrim America Investments, Inc.
                             Two Renaissance Square
                      40 North Central Avenue, Suite 1200,

                             Phoenix, Arizona 85004

                                  DISTRIBUTOR
                        Pilgrim America Securities, Inc.
                             Two Renaissance Square
                      40 North Central Avenue, Suite 1200,
                             Phoenix, Arizona 85004

                          SHAREHOLDER SERVICING AGENT
                          Pilgrim America Group, Inc.
                             Two Renaissance Square
                      40 North Central Avenue, Suite 1200,
                             Phoenix, Arizona 85004

                                 TRANSFER AGENT
                       Investors Fiduciary Trust Company
                             c/o DST Systems, Inc.
                                P.O. Box 419368
                        Kansas City, Missouri 64141-6368

                                   CUSTODIAN
                       Investors Fiduciary Trust Company
                         127 W. 10th Street/14th Floor
                          Kansas City, Missouri 64105

                                 LEGAL COUNSEL
                             Dechert Price & Rhoads
                              1500 K Street, N.W.
                             Washington, D.C. 20005

                              INDEPENDENT AUDITORS
                             KPMG Peat Marwick LLP
                           725 South Figueroa Street
                         Los Angeles, California 90017

                                   PROSPECTUS
                                OCTOBER 31, 1996